EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.2%)
1290 VT Equity Income Portfolio‡	2,180,630	$7,891,574
1290 VT GAMCO Small Company Value Portfolio‡	40,985	2,121,372
1290 VT Micro Cap Portfolio‡	139,549	1,639,364
ATM International Managed Volatility Portfolio‡	1,788,094	17,729,994
ATM Large Cap Managed Volatility Portfolio‡	4,589,797	74,081,272
ATM Mid Cap Managed Volatility Portfolio‡	2,057,743	14,999,048
ATM Small Cap Managed Volatility Portfolio‡	547,089	5,988,471
EQ/AB Small Cap Growth Portfolio‡	159,224	3,139,602
EQ/American Century Mid Cap Value Portfolio‡	132,439	2,659,812
EQ/BlackRock Basic Value Equity Portfolio‡	345,778	6,888,696
EQ/Global Equity Managed Volatility Portfolio‡	353,485	6,351,168
EQ/International Core Managed Volatility Portfolio‡	386,708	4,022,581
EQ/International Equity Index Portfolio‡	76,427	675,025
EQ/International Value Managed Volatility Portfolio‡	491,783	5,747,965
EQ/Janus Enterprise Portfolio‡	256,791	5,562,710
EQ/JPMorgan Value Opportunities Portfolio‡	494,077	8,076,748
EQ/Large Cap Core Managed Volatility Portfolio‡	1,446,423	17,154,633
EQ/Large Cap Growth Index Portfolio‡	76,827	1,586,105
EQ/Large Cap Growth Managed Volatility Portfolio‡	257,301	11,141,056
EQ/Large Cap Value Managed Volatility Portfolio‡	496,945	8,381,777
EQ/Loomis Sayles Growth Portfolio‡	562,138	6,229,982
EQ/MFS International Growth Portfolio‡	916,156	7,811,298
EQ/Morgan Stanley Small Cap Growth Portfolio‡	175,676	2,563,705
EQ/T. Rowe Price Growth Stock Portfolio*‡	43,496	2,997,003

Total Equity		225,440,961

Fixed Income (79.9%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	6,112,882	63,760,161
1290 VT High Yield Bond Portfolio‡	1,424,525	13,866,580
EQ/Core Bond Index Portfolio‡	23,087,420	246,580,114
EQ/Global Bond PLUS Portfolio‡	2,324,555	23,027,424
EQ/Intermediate Government Bond Portfolio‡	28,185,514	306,561,490
EQ/PIMCO Ultra Short Bond Portfolio‡	13,354,028	132,767,533
EQ/Quality Bond PLUS Portfolio‡	3,841,855	35,347,893
Multimanager Core Bond Portfolio‡	6,609,265	68,588,914

Total Fixed Income		890,500,109

Total Investments in Securities (100.1%) (Cost $985,983,143)		1,115,941,070
Other Assets Less Liabilities (-0.1%)		(785,267)

Net Assets (100%)		$1,115,155,803

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	2,180,630	6,884,313	2,442,579	(472,419)	(683)	(962,216)	7,891,574	—	—
1290 VT GAMCO Small Company Value Portfolio	40,985	2,552,726	511,289	(736,209)	184,075	(390,509)	2,121,372	—	—
1290 VT Micro Cap Portfolio	139,549	1,324,301	105,000	—	—	210,063	1,639,364	—	—
ATM International Managed Volatility Portfolio	1,788,094	18,492,268	5,974,023	(6,168,466)	373,874	(941,705)	17,729,994	—	—
ATM Large Cap Managed Volatility Portfolio	4,589,797	73,333,235	10,259,802	(14,427,654)	1,026,506	3,889,383	74,081,272	—	—
ATM Mid Cap Managed Volatility Portfolio	2,057,743	12,473,421	4,495,158	(1,368,188)	1,155	(602,498)	14,999,048	—	—
ATM Small Cap Managed Volatility Portfolio	547,089	5,690,397	2,048,866	(1,508,628)	52,968	(295,132)	5,988,471	—	—
EQ/AB Small Cap Growth Portfolio	159,224	2,509,371	616,288	(361,209)	1,158	373,994	3,139,602	—	—
EQ/American Century Mid Cap Value Portfolio(aa)	132,439	—	—	—	—	641,977	2,659,812	—	—
EQ/BlackRock Basic Value Equity Portfolio	345,778	8,996,637	588,866	(1,508,628)	395,810	(1,583,989)	6,888,696	—	—
EQ/Global Equity Managed Volatility Portfolio	353,485	5,960,717	1,742,579	(1,722,419)	175,367	194,924	6,351,168	—	—
EQ/International Core Managed Volatility Portfolio	386,708	4,285,729	892,578	(972,419)	76,347	(259,654)	4,022,581	—	—
EQ/International Equity Index Portfolio	76,427	753,580	—	—	—	(78,555)	675,025	—	—
EQ/International Value Managed Volatility Portfolio	491,783	3,879,547	2,542,577	(472,419)	215	(201,955)	5,747,965	—	—
EQ/Janus Enterprise Portfolio(ab)	256,791	—	—	—	—	1,470,523	5,562,710	—	—
EQ/JPMorgan Value Opportunities Portfolio	494,077	7,590,508	2,478,866	(1,558,628)	77,645	(511,643)	8,076,748	—	—
EQ/Large Cap Core Managed Volatility Portfolio	1,446,423	18,211,414	1,177,735	(3,117,257)	463,332	419,409	17,154,633	—	—
EQ/Large Cap Growth Index Portfolio	76,827	1,282,232	—	—	—	303,873	1,586,105	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	257,301	13,932,941	981,445	(5,951,047)	2,969,973	(792,256)	11,141,056	—	—
EQ/Large Cap Value Managed Volatility Portfolio	496,945	6,992,053	2,545,156	(944,838)	1,459	(212,053)	8,381,777	—	—
EQ/Loomis Sayles Growth Portfolio	562,138	4,921,881	2,172,579	(2,372,419)	435,493	1,072,448	6,229,982	—	—
EQ/MFS International Growth Portfolio	916,156	8,267,726	2,988,866	(4,298,628)	817,150	36,184	7,811,298	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	175,676	1,993,495	—	(200,000)	61,500	708,710	2,563,705	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	43,496	3,352,871	1,376,289	(2,736,209)	773,452	230,600	2,997,003	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Multimanager Mid Cap Growth Portfolio*(ab)	—	4,651,219	624,020	(142,639)	(445)	(1,039,968)	—	—	134,587
Multimanager Mid Cap Value Portfolio(aa)	—	2,394,176	678,284	(142,639)	207	(912,193)	—	18,339	10,512
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	6,112,882	46,879,001	16,365,445	(1,181,047)	198	1,696,564	63,760,161	—	—
1290 VT High Yield Bond Portfolio	1,424,525	13,741,941	1,089,446	(1,181,047)	2,581	213,659	13,866,580	—	—
EQ/Core Bond Index Portfolio	23,087,420	232,692,400	30,696,610	(30,384,733)	211,920	13,363,917	246,580,114	—	—
EQ/Global Bond PLUS Portfolio	2,324,555	22,038,553	1,766,601	(2,125,885)	555	1,347,600	23,027,424	—	—
EQ/Intermediate Government Bond Portfolio	28,185,514	309,926,876	38,719,301	(56,304,481)	901,691	13,318,103	306,561,490	—	—
EQ/PIMCO Ultra Short Bond Portfolio	13,354,028	120,482,942	22,341,872	(11,338,052)	(616)	1,281,387	132,767,533	—	—
EQ/Quality Bond PLUS Portfolio	3,841,855	31,817,619	3,244,022	(1,653,466)	11,287	1,928,431	35,347,893	—	—
Multimanager Core Bond Portfolio	6,609,265	40,862,004	28,241,681	(2,362,094)	1,103	1,846,220	68,588,914	798,792	—

Total		1,039,168,094	189,707,823	(157,713,767)	9,015,277	35,763,643	1,115,941,070	817,131	145,099

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Value Portfolio for Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $2,552,675 (at a cost of $2,017,835), representing 210,595 shares of Multimanager Mid Cap Value Portfolio and 132,439 shares of EQ/American Century Mid Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Growth Portfolio for Class K shares of the EQ/Janus Enterprise Portfolio with a value of $5,451,418 (at a cost of $4,092,187), representing 488,219 shares of Multimanager Mid Cap Growth Portfolio and 256,791 shares of EQ/Janus Enterprise Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,115,941,070	$—	$1,115,941,070

Total Assets	$—	$1,115,941,070	$—	$1,115,941,070

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,115,941,070	$—	$1,115,941,070

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$132,099,890
Aggregate gross unrealized depreciation	(2,962,798)

Net unrealized appreciation	$129,137,092

Federal income tax cost of investments in securities and derivative instruments, if applicable	$986,803,978

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.2%)
1290 VT Equity Income Portfolio‡	3,424,868	$12,394,397
1290 VT GAMCO Small Company Value Portfolio‡	164,069	8,492,173
1290 VT Micro Cap Portfolio‡	429,181	5,041,854
1290 VT Small Cap Value Portfolio‡	626,561	4,978,186
ATM International Managed Volatility Portfolio‡	4,849,431	48,084,929
ATM Large Cap Managed Volatility Portfolio‡	7,632,456	123,191,075
ATM Mid Cap Managed Volatility Portfolio‡	3,243,118	23,639,335
ATM Small Cap Managed Volatility Portfolio‡	2,777,450	30,402,159
EQ/AB Small Cap Growth Portfolio‡	724,815	14,292,002
EQ/American Century Mid Cap Value Portfolio‡	211,774	4,253,137
EQ/BlackRock Basic Value Equity Portfolio‡	595,979	11,873,255
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	344,216	4,673,633
EQ/Global Equity Managed Volatility Portfolio‡	941,060	16,908,316
EQ/International Core Managed Volatility Portfolio‡	1,076,399	11,196,827
EQ/International Equity Index Portfolio‡	175,902	1,553,622
EQ/International Value Managed Volatility Portfolio‡	1,095,145	12,800,053
EQ/Janus Enterprise Portfolio‡	526,398	11,403,023
EQ/JPMorgan Value Opportunities Portfolio‡	793,115	12,965,150
EQ/Large Cap Core Managed Volatility Portfolio‡	2,423,168	28,738,874
EQ/Large Cap Growth Index Portfolio‡	109,025	2,250,833
EQ/Large Cap Growth Managed Volatility Portfolio‡	442,555	19,162,489
EQ/Large Cap Value Managed Volatility Portfolio‡	1,186,875	20,018,580
EQ/Loomis Sayles Growth Portfolio‡	866,132	9,599,042
EQ/MFS International Growth Portfolio‡	2,508,205	21,385,364
EQ/Morgan Stanley Small Cap Growth Portfolio‡	603,100	8,801,262
EQ/T. Rowe Price Growth Stock Portfolio*‡	81,351	5,605,295

Total Equity		473,704,865

Fixed Income (59.8%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,473,862	46,664,431
1290 VT High Yield Bond Portfolio‡	1,135,902	11,057,070
EQ/Core Bond Index Portfolio‡	17,463,942	186,519,787
EQ/Global Bond PLUS Portfolio‡	1,742,817	17,264,632
EQ/Intermediate Government Bond Portfolio‡	22,085,889	240,218,538
EQ/PIMCO Ultra Short Bond Portfolio‡	10,565,967	105,048,259
EQ/Quality Bond PLUS Portfolio‡	3,832,397	35,260,870
Multimanager Core Bond Portfolio‡	5,990,359	62,166,105

Total Fixed Income		704,199,692

Total Investments in Securities (100.0%) (Cost $973,298,442)		1,177,904,557
Other Assets Less Liabilities (0.0%)		324,253

Net Assets (100%)		$1,178,228,810

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	3,424,868	13,556,972	2,561,065	(1,553,076)	(122)	(2,170,442)	12,394,397	—	—
1290 VT GAMCO Small Company Value Portfolio	164,069	9,311,101	2,958,299	(3,239,807)	647,379	(1,184,799)	8,492,173	—	—
1290 VT Micro Cap Portfolio	429,181	4,055,217	552,766	(263,269)	6,350	690,790	5,041,854	—	—
1290 VT Small Cap Value Portfolio	626,561	5,985,426	1,815,533	(1,776,538)	(43,174)	(1,003,061)	4,978,186	—	—
ATM International Managed Volatility Portfolio	4,849,431	53,798,674	13,549,797	(16,873,840)	163,337	(2,553,039)	48,084,929	—	—
ATM Large Cap Managed Volatility Portfolio	7,632,456	135,736,923	8,121,726	(27,626,332)	4,144,762	2,813,996	123,191,075	—	—
ATM Mid Cap Managed Volatility Portfolio	3,243,118	19,073,153	7,315,705	(2,061,353)	(1,211)	(686,959)	23,639,335	—	—
ATM Small Cap Managed Volatility Portfolio	2,777,450	33,109,450	7,083,198	(7,724,227)	157,845	(2,224,107)	30,402,159	—	—
EQ/AB Small Cap Growth Portfolio	724,815	12,121,269	2,211,066	(1,653,076)	176,003	1,436,740	14,292,002	—	—
EQ/American Century Mid Cap Value Portfolio(aa)	211,774	—	—	—	—	1,539,151	4,253,137	—	—
EQ/BlackRock Basic Value Equity Portfolio	595,979	16,699,194	316,599	(2,829,613)	1,083,776	(3,396,701)	11,873,255	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	344,216	4,042,090	2,172,767	(1,323,269)	16,576	(234,531)	4,673,633	—	—
EQ/Global Equity Managed Volatility Portfolio	941,060	19,584,561	1,816,598	(4,729,613)	1,056,325	(819,555)	16,908,316	—	—
EQ/International Core Managed Volatility Portfolio	1,076,399	11,813,006	2,711,067	(2,953,076)	344,675	(718,845)	11,196,827	—	—
EQ/International Equity Index Portfolio	175,902	2,004,158	—	(250,000)	27,930	(228,466)	1,553,622	—	—
EQ/International Value Managed Volatility Portfolio	1,095,145	17,065,773	711,068	(2,803,076)	(53,451)	(2,120,261)	12,800,053	—	—
EQ/Janus Enterprise Portfolio(ab)	526,398	—	—	—	—	2,497,844	11,403,023	—	—
EQ/JPMorgan Value Opportunities Portfolio	793,115	14,386,230	2,561,068	(2,775,576)	109,046	(1,315,618)	12,965,150	—	—
EQ/Large Cap Core Managed Volatility Portfolio	2,423,168	34,358,896	580,431	(7,250,958)	2,069,171	(1,018,666)	28,738,874	—	—
EQ/Large Cap Growth Index Portfolio	109,025	1,819,609	—	—	—	431,224	2,250,833	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	442,555	25,272,510	422,130	(10,036,151)	5,522,887	(2,018,887)	19,162,489	—	—
EQ/Large Cap Value Managed Volatility Portfolio	1,186,875	21,385,513	1,909,364	(1,842,882)	(19,790)	(1,413,625)	20,018,580	—	—
EQ/Loomis Sayles Growth Portfolio	866,132	8,344,102	2,808,299	(3,789,807)	649,146	1,587,302	9,599,042	—	—
EQ/MFS International Growth Portfolio	2,508,205	23,970,599	4,854,898	(9,134,420)	2,023,208	(328,921)	21,385,364	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	603,100	7,342,217	105,534	(1,276,538)	122,023	2,508,026	8,801,262	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	81,351	5,568,159	1,835,533	(3,351,538)	859,571	693,570	5,605,295	—	—
Multimanager Mid Cap Growth Portfolio*(ab)	—	6,227,810	4,305,487	(154,033)	(448)	(1,473,637)	—	—	275,891
Multimanager Mid Cap Value Portfolio(aa)	—	4,313,225	675,729	(154,033)	930	(2,121,865)	—	29,324	16,809
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	4,473,862	40,395,828	6,035,067	(1,053,076)	(381)	1,286,993	46,664,431	—	—
1290 VT High Yield Bond Portfolio	1,135,902	10,835,541	1,089,066	(1,053,076)	(3,264)	188,803	11,057,070	—	—
EQ/Core Bond Index Portfolio	17,463,942	191,077,468	23,413,187	(38,445,361)	1,764,400	8,710,093	186,519,787	—	—
EQ/Global Bond PLUS Portfolio	1,742,817	19,103,136	369,365	(3,242,882)	3,834	1,031,179	17,264,632	—	—
EQ/Intermediate Government Bond Portfolio	22,085,889	254,897,723	29,795,116	(55,902,353)	1,271,012	10,157,040	240,218,538	—	—
EQ/PIMCO Ultra Short Bond Portfolio	10,565,967	105,877,458	12,279,594	(13,965,681)	74,087	782,801	105,048,259	—	—
EQ/Quality Bond PLUS Portfolio	3,832,397	39,680,109	2,916,597	(9,579,613)	256,196	1,987,581	35,260,870	—	—
Multimanager Core Bond Portfolio	5,990,359	51,959,474	11,732,546	(3,869,420)	35,450	2,308,055	62,166,105	927,649	—

Total		1,224,772,574	161,586,265	(244,537,563)	22,464,078	13,619,203	1,177,904,557	956,973	292,700

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Value Portfolio for Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $4,081,821 (at a cost of $2,713,986), representing 336,749 shares of Multimanager Mid Cap Value Portfolio and 211,774 shares of EQ/American Century Mid Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Growth Portfolio for Class K shares of the EQ/Janus Enterprise Portfolio with a value of $11,174,885 (at a cost of $8,905,179), representing 1,000,803 shares of Multimanager Mid Cap Growth Portfolio and 526,398 shares of EQ/Janus Enterprise Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,177,904,557	$—	$1,177,904,557

Total Assets	$—	$1,177,904,557	$—	$1,177,904,557

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,177,904,557	$—	$1,177,904,557

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$211,226,941
Aggregate gross unrealized depreciation	(7,848,498)

Net unrealized appreciation	$203,378,443

Federal income tax cost of investments in securities and derivative instruments, if applicable	$974,526,114

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.3%)
1290 VT Equity Income Portfolio‡	21,946,896	$79,424,544
1290 VT GAMCO Small Company Value Portfolio‡	1,651,409	85,476,601
1290 VT Micro Cap Portfolio‡	3,440,074	40,412,720
1290 VT Small Cap Value Portfolio‡	5,744,113	45,638,399
ATM International Managed Volatility Portfolio‡	43,020,346	426,571,731
ATM Large Cap Managed Volatility Portfolio‡	49,006,863	790,991,547
ATM Mid Cap Managed Volatility Portfolio‡	10,493,095	76,484,965
ATM Small Cap Managed Volatility Portfolio‡	27,156,550	297,257,513
EQ/AB Small Cap Growth Portfolio‡	6,958,423	137,207,046
EQ/American Century Mid Cap Value Portfolio‡	1,233,781	24,778,484
EQ/BlackRock Basic Value Equity Portfolio‡	3,831,731	76,336,825
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	3,326,525	45,166,290
EQ/Global Equity Managed Volatility Portfolio‡	8,424,555	151,366,650
EQ/International Core Managed Volatility Portfolio‡	9,921,647	103,206,090
EQ/International Equity Index Portfolio‡	1,117,671	9,871,626
EQ/International Value Managed Volatility Portfolio‡	10,808,842	126,333,741
EQ/Janus Enterprise Portfolio‡	1,135,016	24,587,130
EQ/JPMorgan Value Opportunities Portfolio‡	4,990,160	81,574,807
EQ/Large Cap Core Managed Volatility Portfolio‡	16,786,622	199,090,012
EQ/Large Cap Growth Index Portfolio‡	480,182	9,913,438
EQ/Large Cap Growth Managed Volatility Portfolio‡	2,626,453	113,724,480
EQ/Large Cap Value Managed Volatility Portfolio‡	8,347,030	140,786,232
EQ/Loomis Sayles Growth Portfolio‡	6,294,098	69,755,295
EQ/MFS International Growth Portfolio‡	23,133,795	197,242,510
EQ/Morgan Stanley Small Cap Growth Portfolio‡	5,549,782	80,990,061
EQ/T. Rowe Price Growth Stock Portfolio*‡	568,223	39,151,886

Total Equity		3,473,340,623

Fixed Income (49.6%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	20,744,077	216,370,227
1290 VT High Yield Bond Portfolio‡	5,858,775	57,030,354
EQ/Core Bond Index Portfolio‡	85,298,131	911,007,925
EQ/Global Bond PLUS Portfolio‡	8,683,322	86,018,415
EQ/Intermediate Government Bond Portfolio‡	108,224,970	1,177,115,608
EQ/PIMCO Ultra Short Bond Portfolio‡	51,365,960	510,687,257
EQ/Quality Bond PLUS Portfolio‡	18,692,759	171,987,131
Multimanager Core Bond Portfolio‡	28,964,145	300,580,988

Total Fixed Income		3,430,797,905

Total Investments in Securities (99.9%) (Cost $5,573,993,708)		6,904,138,528
Other Assets Less Liabilities (0.1%)		5,925,717

Net Assets (100%)		$6,910,064,245

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	21,946,896	85,090,442	13,410,719	(5,161,656)	(1,830)	(13,913,131)	79,424,544	—	—
1290 VT GAMCO Small Company Value Portfolio	1,651,409	70,697,325	35,080,718	(17,134,156)	1,031,947	(4,199,233)	85,476,601	—	—
1290 VT Micro Cap Portfolio	3,440,074	27,921,930	8,605,359	(2,580,828)	99,534	6,366,725	40,412,720	—	—
1290 VT Small Cap Value Portfolio	5,744,113	51,748,903	12,203,037	(6,688,742)	65,864	(11,690,663)	45,638,399	—	—
ATM International Managed Volatility Portfolio	43,020,346	492,430,006	79,172,343	(116,136,176)	868,030	(29,762,472)	426,571,731	—	—
ATM Large Cap Managed Volatility Portfolio	49,006,863	869,193,388	14,131,291	(132,755,282)	21,320,144	19,102,006	790,991,547	—	—
ATM Mid Cap Managed Volatility Portfolio	10,493,095	81,116,353	8,518,755	(7,517,838)	14,380	(5,646,685)	76,484,965	—	—
ATM Small Cap Managed Volatility Portfolio	27,156,550	318,337,079	53,917,870	(53,261,623)	227,355	(21,963,168)	297,257,513	—	—
EQ/AB Small Cap Growth Portfolio	6,958,423	146,371,399	17,024,115	(41,108,725)	8,576,952	6,343,305	137,207,046	—	—
EQ/American Century Mid Cap Value Portfolio(aa)	1,233,781	—	—	—	—	7,320,459	24,778,484	—	—
EQ/BlackRock Basic Value Equity Portfolio	3,831,731	107,790,840	16,076	(16,354,983)	6,327,215	(21,442,323)	76,336,825	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	3,326,525	43,485,915	15,925,359	(11,480,828)	126,166	(2,890,322)	45,166,290	—	—
EQ/Global Equity Managed Volatility Portfolio	8,424,555	179,494,368	15,024,114	(45,178,725)	4,425,662	(2,398,769)	151,366,650	—	—
EQ/International Core Managed Volatility Portfolio	9,921,647	118,730,174	10,016,076	(18,742,483)	1,451,194	(8,248,871)	103,206,090	—	—
EQ/International Equity Index Portfolio	1,117,671	14,697,342	2,680	(3,290,414)	(72,757)	(1,465,225)	9,871,626	—	—
EQ/International Value Managed Volatility
Portfolio	10,808,842	120,371,702	23,010,718	(5,161,656)	2,362	(11,889,385)	126,333,741	—	—
EQ/Janus Enterprise Portfolio(ab)	1,135,016	—	—	—	—	6,668,628	24,587,130	—	—
EQ/JPMorgan Value Opportunities Portfolio	4,990,160	86,415,017	13,413,398	(10,677,070)	318,917	(7,895,455)	81,574,807	—	—
EQ/Large Cap Core Managed Volatility Portfolio	16,786,622	220,372,430	6,032,153	(36,884,967)	7,172,958	2,397,438	199,090,012	—	—
EQ/Large Cap Growth Index Portfolio	480,182	8,014,179	—	—	—	1,899,259	9,913,438	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	2,626,453	159,857,154	6,024,115	(74,901,225)	41,077,223	(18,332,787)	113,724,480	—	—
EQ/Large Cap Value Managed Volatility Portfolio	8,347,030	147,978,783	13,021,435	(10,323,311)	(70,163)	(9,820,512)	140,786,232	—	—
EQ/Loomis Sayles Growth Portfolio	6,294,098	58,342,551	12,410,717	(14,761,656)	1,844,545	11,919,138	69,755,295	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/MFS International Growth Portfolio	23,133,795	217,666,175	24,032,152	(56,124,967)	12,349,922	(680,772)	197,242,510	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	5,549,782	55,833,909	6,008,039	(6,371,242)	500,301	25,019,054	80,990,061	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	568,223	33,272,585	10,005,359	(13,680,828)	2,625,604	6,929,166	39,151,886	—	—
Multimanager Mid Cap Growth Portfolio*(ab)	—	18,373,215	5,094,875	(757,528)	1,633	(4,793,693)	—	—	594,875
Multimanager Mid Cap Value Portfolio(aa)	—	28,671,041	1,568,769	(757,531)	15,973	(12,040,227)	—	170,841	97,928
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	20,744,077	171,532,532	42,910,039	(3,871,242)	(785)	5,799,683	216,370,227	—	—
1290 VT High Yield Bond Portfolio	5,858,775	55,323,215	4,892,038	(3,871,242)	(15,980)	702,323	57,030,354	—	—
EQ/Core Bond Index Portfolio	85,298,131	925,118,717	132,792,764	(197,924,835)	4,449,560	46,571,719	911,007,925	—	—
EQ/Global Bond PLUS Portfolio	8,683,322	94,887,511	3,016,075	(16,867,483)	(236,832)	5,219,144	86,018,415	—	—
EQ/Intermediate Government Bond Portfolio	108,224,970	1,250,545,554	152,646,351	(281,993,113)	7,144,507	48,772,309	1,177,115,608	—	—
EQ/PIMCO Ultra Short Bond Portfolio	51,365,960	518,259,186	58,960,381	(70,312,417)	470,130	3,309,977	510,687,257	—	—
EQ/Quality Bond PLUS Portfolio	18,692,759	209,985,486	11,516,076	(61,017,483)	2,284,652	9,218,400	171,987,131	—	—
Multimanager Core Bond Portfolio	28,964,145	265,398,560	42,990,202	(19,323,311)	101,951	11,413,586	300,580,988	4,648,767	—

Total		7,253,324,966	853,394,168	(1,362,975,566)	124,496,334	35,898,626	6,904,138,528	4,819,608	692,803

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Value Portfolio for Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $23,780,404 (at a cost of $17,458,025), representing 1,961,876 shares of Multimanager Mid Cap Value Portfolio and 1,233,781 shares of EQ/American Century Mid Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Growth Portfolio for Class K shares of the EQ/Janus Enterprise Portfolio with a value of $24,095,220 (at a cost of $17,918,502), representing 2,157,924 shares of Multimanager Mid Cap Growth Portfolio and 1,135,016 shares of EQ/Janus Enterprise Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$6,904,138,528	$—	$6,904,138,528

Total Assets	$—	$6,904,138,528	$—	$6,904,138,528

Total Liabilities	$—	$—	$—	$—

Total	$—	$6,904,138,528	$—	$6,904,138,528

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,364,522,252
Aggregate gross unrealized depreciation	(58,900,809)

Net unrealized appreciation	$1,305,621,443

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,598,517,085

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.7%)
1290 VT Equity Income Portfolio‡	34,070,012	$123,297,397
1290 VT GAMCO Small Company Value Portfolio‡	3,365,105	174,177,211
1290 VT Micro Cap Portfolio‡	6,159,866	72,363,822
1290 VT Small Cap Value Portfolio‡	9,692,340	77,008,041
ATM International Managed Volatility Portfolio‡	68,346,051	677,690,809
ATM Large Cap Managed Volatility Portfolio‡	80,321,837	1,296,428,500
ATM Mid Cap Managed Volatility Portfolio‡	11,496,513	83,798,958
ATM Small Cap Managed Volatility Portfolio‡	52,320,295	572,701,632
EQ/AB Small Cap Growth Portfolio‡	15,814,827	311,838,726
EQ/American Century Mid Cap Value Portfolio‡	1,412,709	28,371,958
EQ/BlackRock Basic Value Equity Portfolio‡	6,559,298	130,676,169
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	6,646,205	90,239,634
EQ/Global Equity Managed Volatility Portfolio‡	14,526,219	260,997,176
EQ/International Core Managed Volatility Portfolio‡	15,556,661	161,822,149
EQ/International Equity Index Portfolio‡	1,420,340	12,544,901
EQ/International Value Managed Volatility Portfolio‡	14,367,082	167,922,443
EQ/Janus Enterprise Portfolio‡	1,749,541	37,899,197
EQ/JPMorgan Value Opportunities Portfolio‡	8,094,654	132,324,383
EQ/Large Cap Core Managed Volatility Portfolio‡	28,079,447	333,023,376
EQ/Large Cap Growth Index Portfolio‡	847,523	17,497,269
EQ/Large Cap Growth Managed Volatility Portfolio‡	4,217,521	182,617,153
EQ/Large Cap Value Managed Volatility Portfolio‡	13,574,399	228,954,310
EQ/Loomis Sayles Growth Portfolio‡	9,956,730	110,346,964
EQ/MFS International Growth Portfolio‡	37,375,175	318,666,840
EQ/Morgan Stanley Small Cap Growth Portfolio‡	11,227,436	163,846,210
EQ/T. Rowe Price Growth Stock Portfolio*‡	898,275	61,893,243

Total Equity		5,828,948,471

Fixed Income (29.3%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	14,661,377	152,924,878
1290 VT High Yield Bond Portfolio‡	3,782,761	36,822,068
EQ/Core Bond Index Portfolio‡	62,281,787	665,186,926
EQ/Global Bond PLUS Portfolio‡	1,266,896	12,550,085
EQ/Intermediate Government Bond Portfolio‡	78,409,469	852,825,458
EQ/PIMCO Ultra Short Bond Portfolio‡	36,035,563	358,270,395
EQ/Quality Bond PLUS Portfolio‡	12,924,435	118,914,305
Multimanager Core Bond Portfolio‡	20,406,798	211,775,470

Total Fixed Income		2,409,269,585

Total Investments in Securities (100.0%) (Cost $6,156,324,558)		8,238,218,056
Other Assets Less Liabilities (0.0%)		3,580,193

Net Assets (100%)		$8,241,798,249

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	34,070,012	143,950,406	14,008,281	(10,079,847)	(10,521)	(24,570,922)	123,297,397	—	—
1290 VT GAMCO Small Company Value Portfolio	3,365,105	160,009,532	47,809,661	(22,059,821)	1,739,506	(13,321,667)	174,177,211	—	—
1290 VT Micro Cap Portfolio	6,159,866	60,613,797	6,804,139	(5,039,923)	209,783	9,776,026	72,363,822	—	—
1290 VT Small Cap Value Portfolio	9,692,340	92,385,236	13,225,520	(7,439,898)	(12,064)	(21,150,753)	77,008,041	—	—
ATM International Managed Volatility Portfolio	68,346,051	774,095,233	32,048,304	(70,474,105)	119,044	(58,097,667)	677,690,809	—	—
ATM Large Cap Managed Volatility Portfolio	80,321,837	1,468,101,005	92,466	(229,458,287)	40,628,455	17,064,861	1,296,428,500	—	—
ATM Mid Cap Managed Volatility Portfolio	11,496,513	79,366,242	18,259,662	(9,834,117)	(18,336)	(3,974,493)	83,798,958	—	—
ATM Small Cap Managed Volatility Portfolio	52,320,295	585,303,741	82,880,363	(52,859,438)	74,362	(42,697,396)	572,701,632	—	—
EQ/AB Small Cap Growth Portfolio	15,814,827	293,023,927	49,022,081	(68,359,591)	10,250,955	27,901,354	311,838,726	—	—
EQ/American Century Mid Cap Value Portfolio(aa)	1,412,709	—	—	(2,000,000)	(3,089)	8,428,612	28,371,958	—	—
EQ/BlackRock Basic Value Equity Portfolio	6,559,298	181,399,133	12,422	(24,409,770)	8,622,536	(34,948,152)	130,676,169	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	6,646,205	89,603,564	17,684,140	(8,239,923)	19,865	(8,828,012)	90,239,634	—	—
EQ/Global Equity Managed Volatility Portfolio	14,526,219	297,279,602	21,216,559	(60,134,693)	5,648,298	(3,012,590)	260,997,176	—	—
EQ/International Core Managed Volatility Portfolio	15,556,661	194,936,130	8,011,041	(28,439,796)	2,869,688	(15,554,914)	161,822,149	—	—
EQ/International Equity Index Portfolio	1,420,340	37,261,850	2,760	(21,922,449)	9,420,211	(12,217,471)	12,544,901	—	—
EQ/International Value Managed Volatility Portfolio	14,367,082	154,992,987	40,806,900	(14,399,872)	(109,369)	(13,368,203)	167,922,443	—	—
EQ/Janus Enterprise Portfolio(ab)	1,749,541	—	—	—	—	12,221,879	37,899,197	—	—
EQ/JPMorgan Value Opportunities Portfolio	8,094,654	139,503,182	16,008,280	(10,079,847)	67,553	(13,174,785)	132,324,383	—	—
EQ/Large Cap Core Managed Volatility Portfolio	28,079,447	367,706,429	23,461	(50,199,565)	11,080,812	4,412,239	333,023,376	—	—
EQ/Large Cap Growth Index Portfolio	847,523	15,749,169	—	(2,000,000)	721,292	3,026,808	17,497,269	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	4,217,521	262,887,758	17,941	(115,259,668)	68,561,394	(33,590,272)	182,617,153	—	—
EQ/Large Cap Value Managed Volatility Portfolio	13,574,399	256,629,149	10,015,182	(18,479,719)	(477,090)	(18,733,212)	228,954,310	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Loomis Sayles Growth Portfolio	9,956,730	105,672,841	6,901	(14,399,872)	4,071,428	14,995,666	110,346,964	—	—
EQ/MFS International Growth Portfolio	37,375,175	348,348,593	18,024,841	(61,227,040)	15,155,905	(1,635,459)	318,666,840	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	11,227,436	125,239,143	4,008,281	(13,579,847)	1,790,965	46,387,668	163,846,210	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	898,275	59,511,049	4,139	(10,039,923)	3,936,751	8,481,227	61,893,243	—	—
Multimanager Mid Cap Growth Portfolio*(ab)	—	24,589,219	9,916,956	(962,852)	2,324	(7,868,329)	—	—	916,954
Multimanager Mid Cap Value Portfolio(aa)	—	21,577,495	12,008,838	(962,852)	3,919	(10,680,965)	—	209,024	119,815
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	14,661,377	123,778,078	28,346,760	(3,359,949)	(218)	4,160,207	152,924,878	—	—
1290 VT High Yield Bond Portfolio	3,782,761	35,890,440	3,850,761	(3,359,949)	(18,200)	459,016	36,822,068	—	—
EQ/Core Bond Index Portfolio	62,281,787	674,269,964	145,180,783	(191,029,208)	10,495,509	26,269,878	665,186,926	—	—
EQ/Global Bond PLUS Portfolio	1,266,896	11,821,251	—	—	—	728,834	12,550,085	—	—
EQ/Intermediate Government Bond Portfolio	78,409,469	899,936,374	145,658,384	(232,888,696)	5,713,188	34,406,208	852,825,458	—	—
EQ/PIMCO Ultra Short Bond Portfolio	36,035,563	364,062,426	51,263,461	(59,429,565)	227,483	2,146,590	358,270,395	—	—
EQ/Quality Bond PLUS Portfolio	12,924,435	151,963,544	15,009,661	(56,049,821)	2,185,202	5,805,719	118,914,305	—	—
Multimanager Core Bond Portfolio	20,406,798	203,815,388	37,698,790	(37,359,872)	26,313	7,594,851	211,775,470	3,299,890	—

Total		8,805,273,877	848,927,719	(1,515,819,775)	202,993,854	(103,157,619)	8,238,218,056	3,508,914	1,036,769

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Value Portfolio for Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $29,095,321 (at a cost of $21,946,435), representing 2,400,355 shares of Multimanager Mid Cap Value Portfolio and 1,509,531 shares of EQ/American Century Mid Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Growth Portfolio for Class K shares of the EQ/Janus Enterprise Portfolio with a value of $37,140,956 (at a cost of $25,677,318), representing 3,326,277 shares of Multimanager Mid Cap Growth Portfolio and 1,749,541 shares of EQ/Janus Enterprise Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$8,238,218,056	$—	$8,238,218,056

Total Assets	$—	$8,238,218,056	$—	$8,238,218,056

Total Liabilities	$—	$—	$—	$—

Total	$—	$8,238,218,056	$—	$8,238,218,056

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,068,812,771
Aggregate gross unrealized depreciation	(55,342,089)

Net unrealized appreciation	$2,013,470,682

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,224,747,374

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.3%)
1290 VT Equity Income Portfolio‡	18,523,366	$67,034,986
1290 VT GAMCO Small Company Value Portfolio‡	1,335,336	69,116,760
1290 VT Micro Cap Portfolio‡	2,713,627	31,878,690
1290 VT Small Cap Value Portfolio‡	3,218,471	25,571,546
ATM International Managed Volatility Portfolio‡	33,241,512	329,608,904
ATM Large Cap Managed Volatility Portfolio‡	43,214,918	697,507,103
ATM Mid Cap Managed Volatility Portfolio‡	6,223,443	45,363,146
ATM Small Cap Managed Volatility Portfolio‡	21,780,445	238,410,289
EQ/AB Small Cap Growth Portfolio‡	5,607,070	110,560,912
EQ/American Century Mid Cap Value Portfolio‡	429,926	8,634,361
EQ/BlackRock Basic Value Equity Portfolio‡	3,826,242	76,227,469
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	3,098,681	42,072,708
EQ/Global Equity Managed Volatility Portfolio‡	7,378,858	132,578,270
EQ/International Core Managed Volatility Portfolio‡	7,091,045	73,761,849
EQ/International Equity Index Portfolio‡	1,337,159	11,810,215
EQ/International Value Managed Volatility Portfolio‡	7,574,876	88,535,144
EQ/Janus Enterprise Portfolio‡	632,911	13,710,337
EQ/JPMorgan Value Opportunities Portfolio‡	3,214,495	52,547,774
EQ/Large Cap Core Managed Volatility Portfolio‡	14,868,261	176,338,178
EQ/Large Cap Growth Index Portfolio‡	355,637	7,342,196
EQ/Large Cap Growth Managed Volatility Portfolio‡	2,881,488	124,767,382
EQ/Large Cap Value Managed Volatility Portfolio‡	7,715,839	130,140,166
EQ/Loomis Sayles Growth Portfolio‡	6,617,366	73,337,958
EQ/MFS International Growth Portfolio‡	19,276,955	164,358,464
EQ/Morgan Stanley Small Cap Growth Portfolio‡	5,239,834	76,466,876
EQ/T. Rowe Price Growth Stock Portfolio*‡	316,291	21,793,181

Total Equity		2,889,474,864

Fixed Income (8.7%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,196,426	22,909,729
1290 VT High Yield Bond Portfolio‡	460,490	4,482,494
EQ/Core Bond Index Portfolio‡	7,060,243	75,405,370
EQ/Intermediate Government Bond Portfolio‡	8,977,244	97,641,552
EQ/PIMCO Ultra Short Bond Portfolio‡	3,562,199	35,415,858
EQ/Quality Bond PLUS Portfolio‡	1,495,204	13,756,978
Multimanager Core Bond Portfolio‡	2,319,168	24,067,615

Total Fixed Income		273,679,596

Total Investments in Securities (100.0%) (Cost $2,220,031,348)		3,163,154,460
Other Assets Less Liabilities (0.0%)		999,673

Net Assets (100%)		$3,164,154,133

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	18,523,366	76,886,798	8,092,462	(4,746,794)	(15,151)	(13,182,329)	67,034,986	—	—
1290 VT GAMCO Small Company Value Portfolio	1,335,336	81,303,421	3,915,577	(5,933,493)	334,159	(10,502,904)	69,116,760	—	—
1290 VT Micro Cap Portfolio	2,713,627	27,794,119	2,234,674	(1,780,048)	71,983	3,557,962	31,878,690	—	—
1290 VT Small Cap Value Portfolio	3,218,471	31,468,629	3,932,789	(2,966,746)	(53,972)	(6,809,154)	25,571,546	—	—
ATM International Managed Volatility Portfolio	33,241,512	377,564,282	5,462,308	(23,733,971)	56,049	(29,739,764)	329,608,904	—	—
ATM Large Cap Managed Volatility Portfolio	43,214,918	762,143,092	1,063,310	(96,588,133)	11,250,997	19,637,837	697,507,103	—	—
ATM Mid Cap Managed Volatility Portfolio	6,223,443	43,708,028	8,060,005	(3,525,262)	(18,816)	(2,860,809)	45,363,146	—	—
ATM Small Cap Managed Volatility Portfolio	21,780,445	269,057,214	7,592,386	(14,240,383)	(3,586)	(23,995,342)	238,410,289	—	—
EQ/AB Small Cap Growth Portfolio	5,607,070	107,732,682	3,996,481	(10,086,938)	368,442	8,550,245	110,560,912	—	—
EQ/American Century Mid Cap Value Portfolio(aa)	429,926	—	—	—	—	3,366,005	8,634,361	—	—
EQ/BlackRock Basic Value Equity Portfolio	3,826,242	103,070,056	138,693	(11,870,191)	381,955	(15,493,044)	76,227,469	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	3,098,681	41,828,346	7,446,230	(2,373,397)	(1,683)	(4,826,788)	42,072,708	—	—
EQ/Global Equity Managed Volatility Portfolio	7,378,858	142,383,415	934,922	(10,493,588)	(36,763)	(209,716)	132,578,270	—	—
EQ/International Core Managed Volatility Portfolio	7,091,045	80,296,541	5,377,135	(6,526,842)	61,833	(5,446,818)	73,761,849	—	—
EQ/International Equity Index Portfolio	1,337,159	30,975,533	57,789	(16,866,746)	6,914,250	(9,270,611)	11,810,215	—	—
EQ/International Value Managed Volatility Portfolio	7,574,876	82,915,324	20,657,788	(2,966,746)	(2,175)	(12,069,047)	88,535,144	—	—
EQ/Janus Enterprise Portfolio(ab)	632,911	—	—	—	—	4,071,328	13,710,337	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,214,495	53,356,283	8,080,904	(4,153,445)	18,463	(4,754,431)	52,547,774	—	—
EQ/Large Cap Core Managed Volatility Portfolio	14,868,261	187,489,263	254,270	(20,053,684)	2,824,153	5,824,176	176,338,178	—	—
EQ/Large Cap Growth Index Portfolio	355,637	5,935,546	–	–	–	1,406,650	7,342,196	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	2,881,488	136,381,586	184,923	(35,043,588)	18,063,565	5,180,896	124,767,382	—	—
EQ/Large Cap Value Managed Volatility Portfolio	7,715,839	144,715,389	8,184,923	(12,243,588)	89,071	(10,605,629)	130,140,166	—	—
EQ/Loomis Sayles Growth Portfolio	6,617,366	66,229,227	104,019	(5,340,143)	971,804	11,373,051	73,337,958	—	—
EQ/MFS International Growth Portfolio	19,276,955	179,270,477	1,300,500	(21,427,081)	4,698,167	516,401	164,358,464	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	5,239,834	58,955,816	80,904	(4,153,445)	550,412	21,033,189	76,466,876	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	316,291	19,397,945	34,673	(1,780,048)	600,620	3,539,991	21,793,181	—	—
Multimanager Mid Cap Growth Portfolio*(ab)	—	10,304,052	2,342,165	(314,091)	167	(2,693,284)	—	—	331,716
Multimanager Mid Cap Value Portfolio(aa)	—	7,689,679	2,104,105	(314,091)	(1,777)	(4,209,560)	—	59,532	34,124
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	2,196,426	24,411,961	11,557	(2,093,349)	(38,036)	617,596	22,909,729	—	—
1290 VT High Yield Bond Portfolio	460,490	4,268,680	150,000	—	—	63,814	4,482,494	—	—
EQ/Core Bond Index Portfolio	7,060,243	74,803,848	17,352,135	(21,026,842)	610,553	3,665,676	75,405,370	—	—
EQ/Intermediate Government Bond Portfolio	8,977,244	104,043,569	12,398,365	(23,440,239)	650,519	3,989,338	97,641,552	—	—
EQ/PIMCO Ultra Short Bond Portfolio	3,562,199	35,553,189	4,057,788	(4,466,746)	17,206	254,421	35,415,858	—	—
EQ/Quality Bond PLUS Portfolio	1,495,204	11,466,968	5,661,559	(4,193,349)	79,192	742,608	13,756,978	—	—
Multimanager Core Bond Portfolio	2,319,168	21,731,832	6,324,825	(4,786,698)	2,462	795,194	24,067,615	351,710	—

Total		3,405,132,790	147,590,164	(379,529,705)	48,444,063	(58,482,852)	3,163,154,460	411,242	365,840

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Value Portfolio for Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $8,286,568 (at a cost of $5,268,356), representing 683,639 shares of Multimanager Mid Cap Value Portfolio and 429,926 shares of EQ/American Century Mid Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Growth Portfolio for Class K shares of the EQ/Janus Enterprise Portfolio with a value of $13,436,038 (at a cost of $9,639,009), representing 1,203,307 shares of Multimanager Mid Cap Growth Portfolio and 632,911 shares of EQ/Janus Enterprise Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,163,154,460	$—	$3,163,154,460

Total Assets	$—	$3,163,154,460	$—	$3,163,154,460

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,163,154,460	$—	$3,163,154,460

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$961,811,943
Aggregate gross unrealized depreciation	(49,000,764)

Net unrealized appreciation	$912,811,179

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,250,343,281

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.2%)
Ally Auto Receivables Trust,
Series 2017-4 A4 1.960%, 7/15/22	$195,000	$195,632
American Credit Acceptance Receivables Trust,
Series 2020-2 B 2.480%, 9/13/24§	100,000	103,525
AmeriCredit Automobile Receivables Trust,
Series 2020-1 A3 1.110%, 8/19/24	450,000	454,765
Series 2020-2 B 0.970%, 2/18/26	15,000	14,993
Carmax Auto Owner Trust,
Series 2020-1 A2 1.870%, 4/17/23	54,557	55,018
CNH Equipment Trust,
Series 2020-A A2 1.080%, 7/17/23	150,000	150,790
Series 2020-A A3 1.160%, 6/16/25	65,000	65,909
Credit Acceptance Auto Loan Trust,
Series 2020-1A A 2.010%, 2/15/29§	625,000	639,526
DT Auto Owner Trust,
Series 2020-2A A 1.140%, 1/16/24§	35,531	35,547
Series 2020-2A C 3.280%, 3/16/26§	80,000	83,278
Exeter Automobile Receivables Trust,
Series 2020-2A A 1.130%, 8/15/23§	45,093	45,223
Series 2020-2A C 3.280%, 5/15/25§	110,000	114,479
First Investors Auto Owner Trust,
Series 2019-2A A 2.210%, 9/16/24§	251,673	253,820
Flagship Credit Auto Trust,
Series 2020-2 C 3.800%, 4/15/26§	60,000	63,740
Ford Credit Auto Owner Trust,
Series 2020-A A2 1.030%, 10/15/22	193,135	193,779
Series 2020-A A3 1.040%, 8/15/24	100,000	101,222
GM Financial Consumer Automobile Receivables Trust,
Series 2019-4 A3 1.750%, 7/16/24	70,000	71,299
Series 2020-1 A3 1.840%, 9/16/24	85,000	86,876
Honda Auto Receivables Owner Trust,
Series 2019-3 A4 1.850%, 8/15/25	70,000	72,005
Series 2020-2 A2 0.740%, 11/15/22	125,000	125,336
Series 2020-2 A3 0.820%, 7/15/24	115,000	116,064
Navient Private Education Refi Loan Trust,
Series 2019-GA A 2.400%, 10/15/68§	278,749	284,664
Nissan Auto Receivables Owner Trust,
Series 2019-C A3 1.930%, 7/15/24	110,000	112,691
Onemain Financial Issuance Trust,
Series 2018-1A A 3.300%, 3/14/29§	300,000	305,230
Santander Consumer Auto Receivables Trust,
Series 2020-AA C 3.710%, 2/17/26§	50,000	53,569
Santander Drive Auto Receivables Trust,
Series 2019-2 C 2.900%, 10/15/24	514,000	528,441
Series 2020-2 B 0.960%, 11/15/24	20,000	20,036
SoFi Professional Loan Program 2020-A Trust,
Series 2020-A A2FX 2.540%, 5/15/46§	120,000	124,482
SoFi Professional Loan Program LLC,
Series 2016-A A2 2.760%, 12/26/36§	131,660	133,760
Towd Point Mortgage Trust,
Series 2019-2 A2 3.750%, 12/25/58(l)§	2,120,000	2,320,957
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	110,000	112,805
Toyota Auto Receivables Owner Trust,
Series 2020-B A3 1.360%, 8/15/24	60,000	61,128
United Auto Credit Securitization Trust,
Series 2020-1 B 1.470%, 11/10/22§	165,000	165,097
Westlake Automobile Receivables Trust,
Series 2020-2A A2A 0.930%, 2/15/24§	205,000	205,795
Series 2020-2A C 2.010%, 7/15/25§	100,000	101,419
World Financial Network Credit Card Master Trust,
Series 2018-B A 3.460%, 7/15/25	137,000	140,641
World Omni Auto Receivables Trust,
Series 2019-C A3 1.960%, 12/16/24	35,000	35,776

Total Asset-Backed Securities		7,749,317

Collateralized Mortgage Obligation (1.2%)
FNMA,
Series 2018-C03 1M2 2.298%, 10/25/30(l)	2,237,005	2,193,986

Total Collateralized Mortgage Obligation		2,193,986

Commercial Mortgage-Backed Securities (3.8%)
BANK,
Series 2020-BN27 A5 2.144%, 4/15/63	250,000	262,483

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4 A 1.132%, 5/15/36(l)§	$2,500,000	$2,496,876
FHLMC Multifamily Structured Pass-Through Certificates,
Series K738 A2 1.545%, 1/25/27	250,000	261,557
FREMF Mortgage Trust,
Series 2015-K48 B 3.764%, 8/25/48(l)§	3,000,000	3,254,502
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4 2.041%, 7/15/53	275,000	285,703
Wells Fargo Commercial Mortgage Trust,
Series 2020-C57 A4 2.118%, 8/15/53	355,000	369,332

Total Commercial Mortgage-Backed Securities		6,930,453

Corporate Bonds (55.6%)
Communication Services (2.7%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
3.650%, 6/1/51	150,000	151,165
CCO Holdings LLC
5.375%, 5/1/25§	100,000	102,950
5.750%, 2/15/26§	100,000	104,000
5.875%, 5/1/27§	36,000	37,697
4.750%, 3/1/30§	50,000	52,812
4.500%, 5/1/32§	70,000	72,888
CenturyLink, Inc.
5.125%, 12/15/26§	110,000	112,783
4.000%, 2/15/27§	70,000	70,956
Series G 6.875%, 1/15/28	60,000	67,275
Series W 6.750%, 12/1/23	30,000	32,887
Cincinnati Bell, Inc.
7.000%, 7/15/24§	140,000	144,287
Sprint Capital Corp.
8.750%, 3/15/32	50,000	73,190
Windstream Escrow LLC
7.750%, 8/15/28§	36,000	35,370
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	110,000	108,265
6.125%, 3/1/28§	50,000	51,610

		1,218,135

Entertainment (0.6%)
Activision Blizzard, Inc.
2.500%, 9/15/50	115,000	105,904
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	20,000	19,800
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	78,000	75,352
6.500%, 5/15/27§	38,000	40,918
4.750%, 10/15/27§	32,000	29,920
Walt Disney Co. (The)
4.700%, 3/23/50	600,000	782,948

		1,054,842

Interactive Media & Services (0.6%)
Alphabet, Inc.
2.050%, 8/15/50	180,000	167,696
Rackspace Technology Global, Inc.
8.625%, 11/15/24§	170,000	178,024
Tencent Holdings Ltd.
3.240%, 6/3/50§	855,000	866,059

		1,211,779

Media (0.6%)
Diamond Sports Group LLC
6.625%, 8/15/27§	128,000	66,320
Discovery Communications LLC
4.650%, 5/15/50	120,000	137,289
DISH DBS Corp.
5.875%, 7/15/22	60,000	62,250
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24§	21,000	11,287
Meredith Corp.
6.875%, 2/1/26	90,000	74,588
National CineMedia LLC
5.875%, 4/15/28§	25,000	20,875
Nexstar Broadcasting, Inc.
5.625%, 7/15/27§	64,000	67,224
Sinclair Television Group, Inc.
5.625%, 8/1/24§	50,000	49,750
5.500%, 3/1/30§	110,000	101,613
Sirius XM Radio, Inc.
4.625%, 7/15/24§	70,000	72,231
TEGNA, Inc.
5.500%, 9/15/24§	30,000	30,562
5.000%, 9/15/29§	45,000	44,249
ViacomCBS, Inc.
6.875%, 4/30/36	170,000	230,158
Ziggo Bond Co. BV
6.000%, 1/15/27§	170,000	175,525

		1,143,921

Wireless Telecommunication Services (0.2%)
Sprint Corp.
7.875%, 9/15/23	60,000	68,925
7.625%, 3/1/26	60,000	72,369
T-Mobile USA, Inc.
6.000%, 3/1/23	50,000	50,130
6.000%, 4/15/24	70,000	71,233
3.300%, 2/15/51§	125,000	123,606

		386,263

Total Communication Services		5,014,940

Consumer Discretionary (3.0%)
Auto Components (0.1%)
Icahn Enterprises LP
4.750%, 9/15/24	70,000	70,706
5.250%, 5/15/27	44,000	45,784

		116,490

Automobiles (1.2%)
BMW US Capital LLC
3.400%, 8/13/21§	335,000	343,714
Ford Motor Co.
9.000%, 4/22/25	110,000	126,116
9.625%, 4/22/30	50,000	64,563
General Motors Co.
6.800%, 10/1/27	280,000	339,794
6.250%, 10/2/43	495,000	584,146
Hyundai Capital America
3.500%, 11/2/26§	240,000	256,781
Nissan Motor Co. Ltd.
4.345%, 9/17/27§	250,000	250,033

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Volkswagen Group of America Finance LLC
4.250%, 11/13/23§	$240,000	$263,074

		2,228,221

Distributors (0.1%)
Performance Food Group, Inc.
5.500%, 6/1/24§	40,000	40,300
6.875%, 5/1/25§	50,000	53,250
5.500%, 10/15/27§	20,000	20,600
Univar Solutions USA, Inc.
5.125%, 12/1/27§	70,000	71,750

		185,900

Hotels, Restaurants & Leisure (0.7%)
1011778 BC ULC
5.750%, 4/15/25§	10,000	10,675
5.000%, 10/15/25§	72,000	73,710
Caesars Entertainment, Inc.
6.250%, 7/1/25§	61,000	63,637
Choice Hotels International, Inc.
3.700%, 1/15/31	30,000	31,408
Churchill Downs, Inc.
5.500%, 4/1/27§	50,000	52,000
Golden Entertainment, Inc.
7.625%, 4/15/26§	60,000	59,250
Hilton Domestic Operating Co., Inc.
5.125%, 5/1/26	18,000	18,527
5.750%, 5/1/28§	44,000	46,200
LTF Merger Sub, Inc.
8.500%, 6/15/23§	150,000	144,000
McDonald’s Corp.
4.200%, 4/1/50	265,000	322,084
Powdr Corp.
6.000%, 8/1/25§	21,000	21,473
Scientific Games International, Inc.
5.000%, 10/15/25§	435,000	436,631
Station Casinos LLC
4.500%, 2/15/28§	70,000	64,400
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	49,000	47,408

		1,391,403

Household Durables (0.0%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	14,000	14,735
Newell Brands, Inc.
4.700%, 4/1/26(e)	8,000	8,520
Picasso Finance Sub, Inc.
6.125%, 6/15/25§	20,000	21,497
Williams Scotsman International, Inc.
4.625%, 8/15/28§	22,000	22,061

		66,813

Internet & Direct Marketing Retail (0.3%)
eBay, Inc.
1.900%, 3/11/25	90,000	93,519
Expedia Group, Inc.
6.250%, 5/1/25§	170,000	187,355
Getty Images, Inc.
9.750%, 3/1/27§	128,000	126,400
Photo Holdings Merger Sub, Inc.
8.500%, 10/1/26§	124,000	111,910

		519,184

Leisure Products (0.1%)
Hasbro, Inc.
3.550%, 11/19/26	170,000	179,280

Specialty Retail (0.3%)
Asbury Automotive Group, Inc.
4.750%, 3/1/30§	19,000	19,047
AutoNation, Inc.
3.500%, 11/15/24	170,000	179,418
Best Buy Co., Inc.
4.450%, 10/1/28	115,000	136,343
Ken Garff Automotive LLC
4.875%, 9/15/28§	43,000	42,301
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	91,000	92,422
SRS Distribution, Inc.
8.250%, 7/1/26§	45,000	48,038

		517,569

Textiles, Apparel & Luxury Goods (0.2%)
G-III Apparel Group Ltd.
7.875%, 8/15/25§	104,000	104,632
Levi Strauss & Co.
5.000%, 5/1/25	50,000	51,094
PVH Corp.
4.625%, 7/10/25§	105,000	109,535
Wolverine World Wide, Inc.
6.375%, 5/15/25§	37,000	39,218

		304,479

Total Consumer Discretionary		5,509,339

Consumer Staples (2.4%)
Beverages (0.8%)
Anheuser-Busch InBev Worldwide, Inc.
4.500%, 6/1/50	880,000	1,051,043
Coca-Cola Co. (The)
1.375%, 3/15/31	180,000	179,066
Pernod Ricard International Finance LLC
2.750%, 10/1/50§	175,000	170,987

		1,401,096

Food Products (1.1%)
B&G Foods, Inc.
5.250%, 4/1/25	50,000	51,188
5.250%, 9/15/27	40,000	41,608
BRF SA
4.875%, 1/24/30§	415,000	425,202
Bunge Ltd. Finance Corp.
3.000%, 9/25/22	170,000	176,569
Clearwater Seafoods, Inc.
6.875%, 5/1/25§	70,000	71,775
Conagra Brands, Inc.
3.800%, 10/22/21	170,000	175,785
Hershey Co. (The)
0.900%, 6/1/25	55,000	55,199
Kraft Heinz Foods Co.
6.875%, 1/26/39	70,000	93,842
4.375%, 6/1/46	76,000	77,709
Lamb Weston Holdings, Inc.
4.875%, 11/1/26§	30,000	31,238
Mondelez International Holdings Netherlands BV
2.250%, 9/19/24§	240,000	252,806
Mondelez International, Inc.
2.625%, 9/4/50	175,000	169,636
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	44,000	45,320
Post Holdings, Inc.
5.750%, 3/1/27§	90,000	94,612

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
4.625%, 4/15/30§	$50,000	$51,438
Sigma Holdco BV
7.875%, 5/15/26§	200,000	203,787

		2,017,714

Household Products (0.2%)
Central Garden & Pet Co.
6.125%, 11/15/23	60,000	61,050
Energizer Holdings, Inc.
7.750%, 1/15/27§	50,000	54,625
4.750%, 6/15/28§	58,000	59,885
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	150,000	151,875
Spectrum Brands, Inc.
5.500%, 7/15/30§	10,000	10,550

		337,985

Personal Products (0.1%)
Edgewell Personal Care Co.
5.500%, 6/1/28§	70,000	73,500
Prestige Brands, Inc.
6.375%, 3/1/24§	110,000	112,750
5.125%, 1/15/28§	30,000	30,975

		217,225

Tobacco (0.2%)
Altria Group, Inc.
2.350%, 5/6/25	240,000	252,720
BAT Capital Corp.
3.984%, 9/25/50	175,000	173,028

		425,748

Total Consumer Staples		4,399,768

Energy (6.8%)
Energy Equipment & Services (0.3%)
Baker Hughes a GE Co. LLC
2.773%, 12/15/22	235,000	245,436
National Oilwell Varco, Inc.
3.600%, 12/1/29	280,000	271,969
Precision Drilling Corp.
7.750%, 12/15/23	50,000	37,938
7.125%, 1/15/26§	50,000	32,265
Schlumberger Investment SA
2.650%, 6/26/30	30,000	30,268

		617,876

Oil, Gas & Consumable Fuels (6.5%)
Aker BP ASA
3.750%, 1/15/30§	170,000	164,900
American Midstream Partners LP
9.500%, 12/15/21(e)§	160,000	158,400
Apache Corp.
4.250%, 1/15/44	1,220,000	1,037,000
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	100,000	76,500
Blue Racer Midstream LLC
6.125%, 11/15/22§	118,000	114,460
6.625%, 7/15/26§	70,000	61,971
BP Capital Markets America, Inc.
2.772%, 11/10/50	90,000	82,028
BP Capital Markets plc
3.814%, 2/10/24	350,000	383,598
Calumet Specialty Products Partners LP
11.000%, 4/15/25§	60,000	53,700
Canadian Natural Resources Ltd.
2.950%, 7/15/30	95,000	95,659
Cheniere Energy, Inc.
4.625%, 10/15/28§	110,000	112,727
Chevron Corp.
1.141%, 5/11/23	325,000	330,868
2.236%, 5/11/30	90,000	95,038
Chevron USA, Inc.
2.343%, 8/12/50	90,000	84,003
Concho Resources, Inc.
4.875%, 10/1/47	735,000	799,395
Crestwood Midstream Partners LP
6.250%, 4/1/23(e)	110,000	107,537
5.625%, 5/1/27§	70,000	62,529
CrownRock LP
5.625%, 10/15/25§	130,000	122,525
Diamondback Energy, Inc.
4.750%, 5/31/25	145,000	156,092
Endeavor Energy Resources LP
6.625%, 7/15/25§	13,000	13,357
Energy Transfer Operating LP
7.500%, 7/1/38	170,000	193,587
Enterprise Products Operating LLC
3.200%, 2/15/52	20,000	18,397
Equinor ASA
3.250%, 11/18/49	170,000	178,390
Exxon Mobil Corp.
4.114%, 3/1/46	735,000	865,102
Genesis Energy LP
5.625%, 6/15/24	40,000	34,093
7.750%, 2/1/28	110,000	95,265
Gray Oak Pipeline LLC
3.450%, 10/15/27§	10,000	10,233
Hilcorp Energy I LP
6.250%, 11/1/28§	70,000	63,175
Holly Energy Partners LP
5.000%, 2/1/28§	54,000	52,920
Kinder Morgan Energy Partners LP
4.150%, 2/1/24	225,000	247,278
NuStar Logistics LP
5.750%, 10/1/25	38,000	39,199
Occidental Petroleum Corp.
2.700%, 2/15/23	24,000	21,930
2.900%, 8/15/24	44,000	37,070
6.625%, 9/1/30	45,000	41,513
6.450%, 9/15/36	62,000	52,777
4.200%, 3/15/48	1,395,000	950,413
ONEOK, Inc.
7.150%, 1/15/51	120,000	141,213
PBF Logistics LP
6.875%, 5/15/23	110,000	103,950
Petrobras Global Finance BV
6.900%, 3/19/49	1,350,000	1,495,969
Petroleos Mexicanos
7.690%, 1/23/50§	2,175,000	1,820,475
Pioneer Natural Resources Co.
1.900%, 8/15/30	160,000	149,553
Plains All American Pipeline LP
3.800%, 9/15/30	20,000	19,378
Southern Star Central Corp.
5.125%, 7/15/22§	82,000	82,064
Southwestern Energy Co.
7.750%, 10/1/27	50,000	48,250
Summit Midstream Holdings LLC
5.500%, 8/15/22	100,000	70,000
Targa Resources Partners LP
5.875%, 4/15/26	40,000	41,068
4.875%, 2/1/31§	48,000	46,394

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Total Capital International SA
3.127%, 5/29/50	$555,000	$564,826
Valero Energy Corp.
2.150%, 9/15/27	110,000	109,516
Williams Cos., Inc. (The)
3.600%, 3/15/22	165,000	170,749
WPX Energy, Inc.
4.500%, 1/15/30	60,000	58,950

		11,935,984

Total Energy		12,553,860

Financials (15.4%)
Banks (9.1%)
ANZ New Zealand Int’l Ltd.
1.900%, 2/13/23§	350,000	360,456
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 6.750%, 9/27/24(k)(m)(y)	980,000	963,462
Bank of America Corp.
(SOFR + 1.15%), 1.319%, 6/19/26(k)	240,000	241,185
(ICE LIBOR USD 3 Month + 1.32%), 4.078%, 4/23/40(k)	170,000	201,991
(ICE LIBOR USD 3 Month + 3.15%), 4.083%, 3/20/51(k)	1,065,000	1,310,886
Bank of Montreal
2.500%, 6/28/24	240,000	255,302
Bank of New Zealand
2.000%, 2/21/25§	250,000	261,746
Bank of Nova Scotia (The)
(SOFR + 0.55%), 0.650%, 9/15/23(k)	2,015,000	2,011,998
1.300%, 6/11/25	160,000	163,068
Banque Federative du Credit Mutuel SA
2.375%, 11/21/24§	240,000	253,234
Barclays plc
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25(k)	240,000	256,792
BNP Paribas SA
(ICE LIBOR USD 3 Month + 1.11%), 2.819%, 11/19/25(k)§	240,000	252,587
(SOFR + 2.07%), 2.219%, 6/9/26(k)§	200,000	206,125
Citigroup, Inc.
(SOFR + 1.67%), 1.678%, 5/15/24(k)	675,000	691,365
Comerica Bank
2.500%, 7/23/24	250,000	265,905
Cooperatieve Rabobank UA
3.950%, 11/9/22	250,000	265,591
Credit Agricole SA
(SOFRINDX + 1.68%), 1.907%, 6/16/26(k)§	250,000	254,665
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.85%), 1.127%, 9/16/26(k)§	295,000	294,367
HSBC Bank Canada
0.950%, 5/14/23§	350,000	354,301
Itau Unibanco Holding SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.98%), 6.125%, 12/12/22(k)(m)(y)	940,000	905,954
JPMorgan Chase & Co.
(SOFR + 1.46%), 1.514%, 6/1/24(k)	340,000	346,810
(SOFR + 2.52%), 2.956%, 5/13/31(k)	115,000	123,334
KeyCorp
2.250%, 4/6/27	240,000	254,202
Lloyds Banking Group plc
4.050%, 8/16/23	350,000	379,011
Natwest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28(k)	200,000	210,302
NatWest Markets plc
2.375%, 5/21/23§	350,000	359,864
Royal Bank of Canada
1.950%, 1/17/23	350,000	361,201
1.150%, 6/10/25	320,000	324,548
Santander Holdings USA, Inc.
3.450%, 6/2/25	175,000	186,646
3.244%, 10/5/26	160,000	170,745
Santander UK plc
2.875%, 6/18/24	240,000	255,776
Societe Generale SA
2.625%, 1/22/25§	240,000	247,024
1.375%, 7/8/25§	350,000	355,515
Toronto-Dominion Bank (The)
0.750%, 9/11/25	355,000	354,000
Truist Financial Corp.
1.125%, 8/3/27	265,000	264,184
1.950%, 6/5/30	75,000	76,980
US Bancorp
1.450%, 5/12/25	410,000	422,583
Wells Fargo & Co.
(SOFR + 2.10%), 2.393%, 6/2/28(k)	130,000	135,514
(ICE LIBOR USD 3 Month + 3.77%), 4.478%, 4/4/31(k)	1,490,000	1,798,659
Westpac Banking Corp.
2.000%, 1/13/23	350,000	362,032

		16,759,910

Capital Markets (2.3%)
Ares Capital Corp.
3.625%, 1/19/22	170,000	174,901
4.250%, 3/1/25	225,000	232,305
3.875%, 1/15/26	70,000	71,287
Bank of New York Mellon Corp. (The)
1.850%, 1/27/23	350,000	361,428
Credit Suisse Group AG
(SOFR + 2.04%), 2.193%, 6/5/26(k)§	250,000	257,035
Deutsche Bank AG
(SOFR + 2.58%), 3.961%, 11/26/25(k)	240,000	255,110
(SOFR + 3.04%), 3.547%, 9/18/31(k)	150,000	151,175
FS KKR Capital Corp.
4.625%, 7/15/24	390,000	393,371
Goldman Sachs Group, Inc. (The)
3.500%, 4/1/25	225,000	247,904

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Intercontinental Exchange, Inc.
3.000%, 6/15/50	$535,000	$552,928
Morgan Stanley
4.875%, 11/1/22	220,000	237,667
MSCI, Inc.
4.750%, 8/1/26§	24,000	24,780
Oaktree Specialty Lending Corp.
3.500%, 2/25/25	185,000	185,220
Owl Rock Capital Corp.
4.000%, 3/30/25	825,000	831,117
4.250%, 1/15/26	135,000	136,751
S&P Global, Inc.
2.300%, 8/15/60	180,000	158,779

		4,271,758

Consumer Finance (1.1%)
AerCap Ireland Capital DAC
3.150%, 2/15/24	155,000	153,517
American Honda Finance Corp.
3.625%, 10/10/23	350,000	380,070
Capital One Financial Corp.
3.650%, 5/11/27	350,000	385,286
Caterpillar Financial Services Corp.
0.950%, 5/13/22	340,000	343,294
Curo Group Holdings Corp.
8.250%, 9/1/25§	70,000	58,450
Enova International, Inc.
8.500%, 9/1/24§	80,000	74,800
General Motors Financial Co., Inc.
5.250%, 3/1/26	170,000	191,786
Harley-Davidson Financial Services, Inc.
4.050%, 2/4/22§	235,000	242,939
OneMain Finance Corp.
8.875%, 6/1/25	37,000	40,885
5.375%, 11/15/29	50,000	51,969
Park Aerospace Holdings Ltd.
5.500%, 2/15/24§	30,000	29,877
Toyota Motor Credit Corp.
1.150%, 8/13/27	85,000	84,877

		2,037,750

Diversified Financial Services (0.9%)
AIG Global Funding
2.300%, 7/1/22§	350,000	360,982
Cardtronics, Inc.
5.500%, 5/1/25§	70,000	70,199
Element Fleet Management Corp.
3.850%, 6/15/25§	110,000	116,246
GE Capital Funding LLC
4.050%, 5/15/27§	210,000	225,690
ORIX Corp.
3.250%, 12/4/24	230,000	249,521
Refinitiv US Holdings, Inc.
6.250%, 5/15/26§	120,000	128,100
8.250%, 11/15/26§	60,000	65,550
Shell International Finance BV
2.750%, 4/6/30	180,000	196,802
Verscend Escrow Corp.
9.750%, 8/15/26§	112,000	121,776

		1,534,866

Insurance (1.9%)
Acrisure LLC
8.125%, 2/15/24§	142,000	148,035
7.000%, 11/15/25§	30,000	29,329
Aflac, Inc.
4.750%, 1/15/49	130,000	169,561
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	90,000	94,275
Assurant, Inc.
4.200%, 9/27/23	170,000	183,289
Athene Global Funding
2.800%, 5/26/23§	100,000	104,043
2.500%, 1/14/25§	140,000	144,325
Brighthouse Financial, Inc.
3.700%, 6/22/27	170,000	175,884
4.700%, 6/22/47	170,000	163,220
Five Corners Funding Trust II
2.850%, 5/15/30§	140,000	150,289
Global Atlantic Fin Co.
4.400%, 10/15/29§	150,000	155,710
Great-West Lifeco US Finance 2020 LP
0.904%, 8/12/25§	160,000	159,499
HUB International Ltd.
7.000%, 5/1/26§	119,000	122,925
Manulife Financial Corp.
2.484%, 5/19/27	90,000	96,217
Markel Corp.
3.350%, 9/17/29	135,000	147,749
Marsh & McLennan Cos., Inc.
2.250%, 11/15/30	300,000	312,296
NFP Corp.
6.875%, 8/15/28§	53,000	53,656
Prudential Financial, Inc.
4.350%, 2/25/50	120,000	144,561
Reliance Standard Life Global Funding II
3.850%, 9/19/23§	330,000	353,668
Teachers Insurance & Annuity Association of America
3.300%, 5/15/50§	390,000	401,812
Unum Group
4.500%, 12/15/49	170,000	167,277

		3,477,620

Thrifts & Mortgage Finance (0.1%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	130,000	132,477
MGIC Investment Corp.
5.250%, 8/15/28	28,000	28,840

		161,317

Total Financials		28,243,221

Health Care (2.5%)
Biotechnology (0.6%)
Amgen, Inc.
3.150%, 2/21/40	580,000	616,760
3.375%, 2/21/50	150,000	161,175
Gilead Sciences, Inc.
2.800%, 10/1/50	175,000	172,868
Regeneron Pharmaceuticals, Inc.
2.800%, 9/15/50	90,000	83,675

		1,034,478

Health Care Equipment & Supplies (0.4%)
Becton Dickinson and Co.
3.794%, 5/20/50	120,000	133,520
Danaher Corp.
2.600%, 10/1/50	175,000	171,560
DH Europe Finance II SARL
2.200%, 11/15/24	240,000	253,388
Hill-Rom Holdings, Inc.
5.000%, 2/15/25§	60,000	61,800

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Varex Imaging Corp.
7.875%, 10/15/27§	$47,000	$48,645

		668,913

Health Care Providers & Services (0.7%)
Acadia Healthcare Co., Inc.
5.000%, 4/15/29§	43,000	43,538
AdaptHealth LLC
6.125%, 8/1/28§	34,000	35,105
AmerisourceBergen Corp.
2.800%, 5/15/30	200,000	212,686
Centene Corp.
5.375%, 6/1/26§	104,000	109,330
5.375%, 8/15/26§	60,000	63,513
3.000%, 10/15/30	250,000	254,063
CVS Health Corp.
4.300%, 3/25/28	170,000	198,258
HCA, Inc.
7.690%, 6/15/25	30,000	35,850
Polaris Intermediate Corp.
8.500%, 12/1/22 PIK§	120,000	121,725
Tenet Healthcare Corp.
4.875%, 1/1/26§	68,000	68,680
Universal Health Services, Inc.
2.650%, 10/15/30§	90,000	89,189
West Street Merger Sub, Inc.
6.375%, 9/1/25§	60,000	61,112

		1,293,049

Life Sciences Tools & Services (0.0%)
Avantor, Inc.
6.000%, 10/1/24§	40,000	41,800

Pharmaceuticals (0.8%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	120,000	132,000
Bausch Health Cos., Inc.
7.000%, 3/15/24§	170,000	175,950
5.500%, 11/1/25§	60,000	61,425
6.250%, 2/15/29§	69,000	70,854
Bayer US Finance II LLC
3.375%, 7/15/24§	170,000	186,072
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26§	60,000	61,200
5.000%, 7/15/27§	40,000	41,650
Eli Lilly and Co.
2.500%, 9/15/60	85,000	80,862
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	78,000	83,557
Johnson & Johnson
3.400%, 1/15/38	170,000	205,538
2.250%, 9/1/50	180,000	177,867
Royalty Pharma plc
3.550%, 9/2/50§	175,000	169,478
Upjohn, Inc.
4.000%, 6/22/50§	20,000	21,218

		1,467,671

Total Health Care		4,505,911

Industrials (7.2%)
Aerospace & Defense (2.2%)
Boeing Co. (The)
3.750%, 2/1/50	2,160,000	1,957,360
5.805%, 5/1/50	395,000	479,588
3.950%, 8/1/59	295,000	272,586
Embraer Netherlands Finance BV
6.950%, 1/17/28§	960,000	970,550
Howmet Aerospace, Inc.
6.875%, 5/1/25	90,000	99,056
Raytheon Technologies Corp.
4.500%, 6/1/42	130,000	163,021
Spirit AeroSystems, Inc.
7.500%, 4/15/25§	90,000	91,125

		4,033,286

Air Freight & Logistics (0.9%)
FedEx Corp.
5.250%, 5/15/50	440,000	588,031
United Parcel Service, Inc.
5.300%, 4/1/50	685,000	1,005,547
XPO Logistics, Inc.
6.250%, 5/1/25§	76,000	81,072

		1,674,650

Airlines (1.4%)
Delta Air Lines, Inc.
7.000%, 5/1/25§	405,000	443,571
4.750%, 10/20/28§	960,000	993,600
Southwest Airlines Co.
5.125%, 6/15/27	1,020,000	1,114,269

		2,551,440

Building Products (0.1%)
Forterra Finance LLC
6.500%, 7/15/25§	28,000	29,548
JELD-WEN, Inc.
6.250%, 5/15/25§	52,000	55,380
Standard Industries, Inc.
4.375%, 7/15/30§	31,000	31,715
Summit Materials LLC
5.250%, 1/15/29§	64,000	66,640

		183,283

Commercial Services & Supplies (0.6%)
ACCO Brands Corp.
5.250%, 12/15/24§	70,000	71,750
ADT Security Corp. (The)
4.125%, 6/15/23	50,000	52,300
4.875%, 7/15/32§	70,000	71,225
Allied Universal Holdco LLC
6.625%, 7/15/26§	108,000	114,750
9.750%, 7/15/27§	84,000	91,140
Aramark Services, Inc.
5.000%, 4/1/25§	54,000	54,778
6.375%, 5/1/25§	60,000	62,224
Brink’s Co. (The)
5.500%, 7/15/25§	23,000	23,891
Covanta Holding Corp.
5.000%, 9/1/30	25,000	25,233
Garda World Security Corp.
9.500%, 11/1/27§	90,000	95,850
GFL Environmental, Inc.
7.000%, 6/1/26§	40,000	42,037
5.125%, 12/15/26§	40,000	41,212
Matthews International Corp.
5.250%, 12/1/25§	122,000	115,290
Nielsen Co. Luxembourg SARL (The)
5.500%, 10/1/21§	61,000	61,061
Nielsen Finance LLC
5.000%, 4/15/22§	50,000	50,025
5.625%, 10/1/28§	36,000	36,945
5.875%, 10/1/30§	72,000	74,660

		1,084,371

Construction & Engineering (0.2%)
MasTec, Inc.
4.500%, 8/15/28§	57,000	57,499

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	$120,000	$123,600
Pike Corp.
5.500%, 9/1/28§	29,000	29,145
PowerTeam Services LLC
9.033%, 12/4/25§	56,000	59,220
Weekley Homes LLC
4.875%, 9/15/28§	48,000	48,480

		317,944

Industrial Conglomerates (0.8%)
3M Co.
3.700%, 4/15/50	235,000	283,197
General Electric Co.
4.350%, 5/1/50	1,200,000	1,222,684
Roper Technologies, Inc.
1.400%, 9/15/27	25,000	25,207

		1,531,088

Machinery (0.1%)
Clark Equipment Co.
5.875%, 6/1/25§	17,000	17,637
Hillenbrand, Inc.
5.750%, 6/15/25	9,000	9,608
Mueller Water Products, Inc.
5.500%, 6/15/26§	30,000	30,975
Welbilt, Inc.
9.500%, 2/15/24	130,000	133,250

		191,470

Professional Services (0.1%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	54,000	57,931
10.250%, 2/15/27§	138,000	155,595

		213,526

Road & Rail (0.6%)
Capitol Investment Merger Sub 2 LLC
10.000%, 8/1/24§	60,000	62,850
DAE Funding LLC
5.250%, 11/15/21§	50,000	50,469
5.000%, 8/1/24§	22,000	22,167
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	210,000	204,487
Penske Truck Leasing Co. LP
4.875%, 7/11/22§	230,000	247,217
Ryder System, Inc.
3.350%, 9/1/25	160,000	174,722
Union Pacific Corp.
3.950%, 8/15/59	170,000	201,128
Watco Cos. LLC
6.500%, 6/15/27§	176,000	181,280

		1,144,320

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.250%, 10/1/29	215,000	203,857
Aviation Capital Group LLC
5.500%, 12/15/24§	74,000	76,345
WESCO Distribution, Inc.
7.250%, 6/15/28§	55,000	60,133

		340,335

Total Industrials		13,265,713

Information Technology (7.4%)
Communications Equipment (0.2%)
CommScope, Inc.
5.500%, 3/1/24§	88,000	90,227
6.000%, 3/1/26§	100,000	104,000
8.250%, 3/1/27§	73,000	75,920

		270,147

Electronic Equipment, Instruments & Components (0.2%)
Flex Ltd.
3.750%, 2/1/26	90,000	98,300
4.875%, 6/15/29	170,000	194,331
Itron, Inc.
5.000%, 1/15/26§	100,000	102,000
Jabil, Inc.
3.000%, 1/15/31	30,000	30,651

		425,282

IT Services (1.1%)
Alliance Data Systems Corp.
4.750%, 12/15/24§	110,000	102,597
7.000%, 1/15/26§	72,000	71,647
Automatic Data Processing, Inc.
1.250%, 9/1/30	110,000	108,226
Black Knight InfoServ LLC
3.625%, 9/1/28§	41,000	41,333
International Business Machines Corp.
4.250%, 5/15/49	1,070,000	1,334,683
PayPal Holdings, Inc.
1.350%, 6/1/23	240,000	245,194
Presidio Holdings, Inc.
4.875%, 2/1/27§	20,000	20,200
8.250%, 2/1/28§	20,000	20,825
Science Applications International Corp.
4.875%, 4/1/28§	20,000	20,306

		1,965,011

Semiconductors & Semiconductor Equipment (1.8%)
Broadcom, Inc.
4.110%, 9/15/28	610,000	677,984
4.150%, 11/15/30	155,000	173,612
Intel Corp.
4.750%, 3/25/50	465,000	640,168
Marvell Technology Group Ltd.
4.200%, 6/22/23	165,000	178,105
Microchip Technology, Inc.
3.922%, 6/1/21	165,000	168,618
2.670%, 9/1/23§	115,000	118,939
NVIDIA Corp.
3.500%, 4/1/50	400,000	464,609
NXP BV
3.875%, 9/1/22§	200,000	210,534
3.400%, 5/1/30§	425,000	466,616
QUALCOMM, Inc.
3.250%, 5/20/50	150,000	167,011

		3,266,196

Software (2.6%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	70,000	73,924
Ascend Learning LLC
6.875%, 8/1/25§	150,000	154,282
Boxer Parent Co., Inc.
7.125%, 10/2/25§	60,000	63,945
BY Crown Parent LLC
4.250%, 1/31/26§	12,000	12,187
Camelot Finance SA
4.500%, 11/1/26§	190,000	193,562
CDK Global, Inc.
5.875%, 6/15/26	40,000	41,700
Change Healthcare Holdings LLC
5.750%, 3/1/25§	200,000	202,860

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Granite Merger Sub 2, Inc.
11.000%, 7/15/27§	$100,000	$105,375
Infor, Inc.
1.450%, 7/15/23§	80,000	81,120
Logan Merger Sub, Inc.
5.500%, 9/1/27§	44,000	44,453
NortonLifeLock, Inc.
5.000%, 4/15/25§	52,000	53,153
Oracle Corp.
3.850%, 7/15/36	170,000	200,607
3.850%, 4/1/60	1,500,000	1,760,942
ServiceNow, Inc.
1.400%, 9/1/30	140,000	136,517
Solera LLC
10.500%, 3/1/24§	190,000	197,838
Sophia LP
9.000%, 9/30/23§	170,000	170,252
SS&C Technologies, Inc.
5.500%, 9/30/27§	110,000	116,487
VMware, Inc.
4.700%, 5/15/30	1,040,000	1,232,629

		4,841,833

Technology Hardware, Storage & Peripherals (1.5%)
Apple, Inc.
3.350%, 2/9/27	30,000	34,383
2.650%, 5/11/50	310,000	321,040
Dell International LLC
5.875%, 6/15/21§	70,000	69,877
7.125%, 6/15/24§	100,000	103,500
6.020%, 6/15/26§	1,410,000	1,655,903
Hewlett Packard Enterprise Co.
1.450%, 4/1/24	45,000	45,522
4.650%, 10/1/24	115,000	128,803
6.200%, 10/15/35(e)	60,000	75,305
HP, Inc.
3.000%, 6/17/27	95,000	102,614
NCR Corp.
8.125%, 4/15/25§	60,000	66,315
5.000%, 10/1/28§	84,000	83,793
NetApp, Inc.
1.875%, 6/22/25	70,000	72,267

		2,759,322

Total Information Technology		13,527,791

Materials (4.3%)
Chemicals (0.6%)
Blue Cube Spinco LLC
10.000%, 10/15/25	82,000	86,407
Illuminate Buyer LLC
9.000%, 7/1/28§	52,000	55,900
LYB International Finance III LLC
4.200%, 5/1/50	300,000	334,222
Minerals Technologies, Inc.
5.000%, 7/1/28§	39,000	40,365
Nouryon Holding BV
8.000%, 10/1/26§	150,000	158,969
NOVA Chemicals Corp.
4.875%, 6/1/24§	60,000	59,495
Nufarm Australia Ltd.
5.750%, 4/30/26§	60,000	60,600
Nutrition & Biosciences, Inc.
2.300%, 11/1/30§	65,000	65,365
Olin Corp.
9.500%, 6/1/25§	54,000	62,942
5.000%, 2/1/30	40,000	37,700
PPG Industries, Inc.
2.550%, 6/15/30	15,000	15,962
PQ Corp.
5.750%, 12/15/25§	70,000	72,012

		1,049,939

Construction Materials (0.4%)
Cemex SAB de CV
7.375%, 6/5/27§	765,000	824,287
Containers & Packaging (0.6%)
ARD Finance SA
6.500%, 6/30/27§	200,000	198,460
Berry Global, Inc.
5.125%, 7/15/23	50,000	50,755
CCL Industries, Inc.
3.050%, 6/1/30§	25,000	26,670
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	120,000	121,800
Graham Packaging Co., Inc.
7.125%, 8/15/28§	37,000	38,526
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	34,000	34,425
LABL Escrow Issuer LLC
6.750%, 7/15/26§	60,000	63,300
10.500%, 7/15/27§	80,000	84,924
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	90,000	90,112
7.250%, 4/15/25§	230,000	215,913
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	68,000	73,525
Reynolds Group Issuer, Inc.
7.000%, 7/15/24§	44,000	44,748
Sealed Air Corp.
4.875%, 12/1/22§	50,000	52,125

		1,095,283

Metals & Mining (2.7%)
Anglo American Capital plc
5.625%, 4/1/30§	810,000	991,275
First Quantum Minerals Ltd.
6.500%, 3/1/24§	475,000	458,672
Freeport-McMoRan, Inc.
5.450%, 3/15/43	1,875,000	2,076,563
Glencore Finance Canada Ltd.
4.950%, 11/15/21§	235,000	244,821
Glencore Funding LLC
2.500%, 9/1/30§	170,000	165,276
Hudbay Minerals, Inc.
6.125%, 4/1/29§	29,000	28,646
Kaiser Aluminum Corp.
6.500%, 5/1/25§	24,000	24,659
Novelis Corp.
4.750%, 1/30/30§	80,000	78,500
Reliance Steel & Aluminum Co.
2.150%, 8/15/30	15,000	14,615
Steel Dynamics, Inc.
3.450%, 4/15/30	815,000	893,478

		4,976,505

Total Materials		7,946,014

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Alexandria Real Estate Equities, Inc. (REIT)
1.875%, 2/1/33	95,000	93,441

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Brixmor Operating Partnership LP (REIT)
4.050%, 7/1/30		$15,000	$16,078
Equinix, Inc. (REIT)
1.800%, 7/15/27		35,000	35,313
Federal Realty Investment Trust (REIT)
3.500%, 6/1/30		40,000	43,225
Healthpeak Properties, Inc. (REIT)
3.000%, 1/15/30		240,000	258,427
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§		56,000	57,260
MGM Growth Properties Operating Partnership LP (REIT)
4.625%, 6/15/25§		72,000	73,440
Office Properties Income Trust (REIT)
4.250%, 5/15/24		55,000	55,433
4.500%, 2/1/25		290,000	293,397
Park Intermediate Holdings LLC (REIT)
7.500%, 6/1/25§		37,000	39,351
5.875%, 10/1/28§		67,000	66,833
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30		145,000	141,075
SBA Communications Corp. (REIT)
4.875%, 9/1/24		60,000	61,350
Simon Property Group LP (REIT)
2.625%, 6/15/22		345,000	353,236
Spirit Realty LP (REIT)
3.200%, 2/15/31		75,000	73,016
Welltower, Inc. (REIT)
2.750%, 1/15/31		50,000	51,255
XHR LP (REIT)
6.375%, 8/15/25§		46,000	46,000

			1,758,130

Real Estate Management & Development (0.2%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§		54,000	55,839
Greystar Real Estate Partners LLC
5.750%, 12/1/25§		110,000	110,000
Howard Hughes Corp. (The)
5.375%, 3/15/25§		80,000	81,188
5.375%, 8/1/28§		41,000	40,928
Realogy Group LLC
7.625%, 6/15/25§		37,000	38,850
9.375%, 4/1/27§		120,000	124,200

			451,005

Total Real Estate			2,209,135

Utilities (2.7%)
Electric Utilities (1.0%)
Duke Energy Corp.
0.900%, 9/15/25		190,000	189,974
3.150%, 8/15/27		170,000	186,078
Edison International
4.950%, 4/15/25		155,000	168,964
Entergy Corp.
0.900%, 9/15/25		145,000	144,456
Eversource Energy
Series R 1.650%, 8/15/30		55,000	54,572
Exelon Corp.
4.700%, 4/15/50		265,000	334,796
FirstEnergy Corp.
Series B 2.250%, 9/1/30		55,000	53,862
ITC Holdings Corp.
2.950%, 5/14/30§		90,000	97,232
Liberty Utilities Finance GP 1
2.050%, 9/15/30§		65,000	64,113
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30		65,000	67,372
Public Service Co. of Colorado
Series 35 1.900%, 1/15/31		35,000	36,309
Public Service Electric & Gas Co.
2.700%, 5/1/50		40,000	41,186
Southern California Edison Co.
Series 20C 1.200%, 2/1/26		65,000	64,653
Southwestern Public Service Co.
Series 8 3.150%, 5/1/50		75,000	80,224
Vistra Operations Co. LLC
3.550%, 7/15/24§		170,000	180,610

			1,764,401

Gas Utilities (0.1%)
Atmos Energy Corp.
1.500%, 1/15/31		185,000	184,139

Independent Power and Renewable Electricity Producers (0.6%)
AES Corp. (The)
3.300%, 7/15/25§		110,000	117,321
3.950%, 7/15/30§		855,000	945,236

			1,062,557

Multi-Utilities (1.0%)
Consolidated Edison Co. of New York, Inc.
Series 20A 3.350%, 4/1/30		805,000	925,910
DTE Energy Co.
Series C 2.529%, 10/1/24(e)		170,000	180,091
Series F 1.050%, 6/1/25		130,000	130,000
NiSource, Inc.
1.700%, 2/15/31		95,000	92,727
Puget Energy, Inc.
6.000%, 9/1/21		170,000	178,147
San Diego Gas & Electric Co.
Series VVV 1.700%, 10/1/30		100,000	99,507
WEC Energy Group, Inc.
3.375%, 6/15/21		240,000	245,109

			1,851,491

Total Utilities			4,862,588

Total Corporate Bonds			102,038,280

Foreign Government Securities (11.9%)
Hungary Government Bond
6.750%, 10/22/28	HUF	125,000,000	545,097
3.000%, 8/21/30		600,000,000	2,050,403
Mex Bonos Desarr Fix Rt
8.000%, 11/7/47	MXN	56,500,000	2,820,337
Series M 6.500%, 6/9/22		105,700,000	4,940,160

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of Indonesia
7.500%, 6/15/35	IDR	60,700,000,000	$4,102,247
Republic of South Africa
8.750%, 2/28/48	ZAR	163,000,000	7,474,064

Total Foreign Government Securities			21,932,308

Mortgage-Backed Securities (7.8%)
FHLMC UMBS
4.000%, 6/1/38		$21,407	22,956
4.000%, 8/1/48		435,578	464,367
4.000%, 11/1/48		22,027	23,469
4.000%, 12/1/48		16,683	17,775
4.000%, 2/1/49		195,998	208,830
4.000%, 7/1/49		898,718	957,276
4.000%, 12/1/49		22,320	23,775
2.500%, 5/1/50		644,178	675,643
2.500%, 6/1/50		666,193	699,461
FNMA UMBS
4.000%, 10/1/48		830,845	885,241
3.500%, 8/1/49		3,484,655	3,670,042
3.000%, 7/1/50		3,978,637	4,176,987
GNMA
3.500%, 12/20/49		2,429,402	2,553,987

Total Mortgage-Backed Securities			14,379,809

U.S. Treasury Obligations (13.1%)
U.S. Treasury Bonds
1.125%, 5/15/40		3,340,000	3,294,657
2.000%, 2/15/50		1,975,000	2,239,754
1.375%, 8/15/50		345,000	338,571
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.11%), 0.214%, 4/30/22(k)		5,725,000	5,730,854
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.165%, 7/31/22(k)		5,235,000	5,234,901
0.125%, 8/31/22		355,000	354,987
0.375%, 4/30/25		4,890,000	4,919,104
1.500%, 2/15/30		650,000	701,603
0.625%, 5/15/30		1,210,000	1,206,645

Total U.S. Treasury Obligations			24,021,076

Total Long-Term Debt Securities (97.6%) (Cost $173,420,429)			179,245,229

Total Investments in Securities (97.6%) (Cost $173,420,429)			179,245,229
Other Assets Less Liabilities (2.4%)			4,437,018

Net Assets (100%)			$183,682,247

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2020, the market value of these securities amounted to $47,411,128 or 25.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $1,869,416 or 1.0% of net assets.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2020.

Glossary:
AUD	— Australian Dollar
BRL	— Brazilian Real
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
HUF	— Hungarian Forint
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
KRW	— Korean (South) Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PIK	— Payment-in Kind Security
PEN	— Peruvian Sol
PLN	— Polish Zloty
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Country Diversification
As a Percentage of Total Net Assets
Australia	0.3%
Belgium	0.6
Brazil	2.1
Canada	2.7
China	0.5
France	1.2
Germany	0.7
Hungary	1.4
Indonesia	2.2
Ireland	0.1
Japan	0.3
Luxembourg	0.1
Mexico	6.2
Netherlands	0.9
New Zealand	0.3
Norway	0.3
Peru	0.0	#
South Africa	4.6
South Korea	0.0	#
Switzerland	0.3
United Arab Emirates	0.0	#
United Kingdom	1.1
United States	71.4
Zambia	0.3
Cash and Other	2.4

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	—	14,477,224	—	(14,143,292)	(28,005)	(305,927)	—	—	—
1290 VT High Yield Bond Portfolio	—	18,267,312	98,508	(17,119,390)	(2,420,301)	1,173,871	—	—	—
EQ/Core Bond Index Portfolio	—	82,896,350	1,280,596	(87,436,899)	4,097,472	(837,519)	—	—	—
EQ/PIMCO Global Real Return Portfolio	—	8,748,246	98,507	(9,137,580)	569,128	(278,301)	—	—	—
EQ/Quality Bond PLUS Portfolio	—	40,524,930	394,030	(42,833,151)	2,839,534	(925,343)	—	—	—

Total		164,914,062	1,871,641	(170,670,312)	5,057,828	(1,173,219)	—	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	36	12/2020	EUR	6,229,086	80,034

					80,034

Short Contracts
Euro-OAT	(112)	12/2020	EUR	(22,133,042)	(96,687)
U.S. Treasury 10 Year Note	(79)	12/2020	USD	(11,022,969)	(45,679)
U.S. Treasury Ultra Bond	(66)	12/2020	USD	(14,639,625)	(110,108)

					(252,474)

					(172,440)

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	1,975,000	USD	2,200,715	HSBC Bank plc	10/2/2020	114,874
USD	5,497,018	BRL	29,260,000	HSBC Bank plc**	10/9/2020	288,110
COP	21,750,000,000	USD	5,644,913	JPMorgan Chase Bank**	10/16/2020	34,230
PLN	7,300,000	USD	1,847,891	Citibank NA	10/16/2020	40,713
USD	1,955,542	PLN	7,300,000	Citibank NA	10/16/2020	66,938
KRW	11,460,000,000	USD	9,577,535	Citibank NA**	10/28/2020	221,475
USD	1,942,495	KRW	2,270,000,000	Citibank NA**	10/28/2020	1,505
JPY	305,000,000	USD	2,882,787	Citibank NA	10/29/2020	10,052
USD	2,897,174	JPY	305,000,000	Citibank NA	10/29/2020	4,335
USD	1,171,888	RUB	91,000,000	Citibank NA**	10/29/2020	4,260
NZD	7,260,000	USD	4,788,043	HSBC Bank plc	11/4/2020	14,723
USD	9,621,827	NZD	14,470,000	JPMorgan Chase Bank	11/4/2020	49,372
USD	1,688,286	PEN	6,000,000	HSBC Bank plc**	11/6/2020	23,331
USD	4,823,961	ZAR	81,000,000	Citibank NA	11/13/2020	12,671
USD	2,634,618	RUB	205,000,000	Citibank NA**	11/17/2020	9,408
USD	2,795,036	HUF	830,000,000	HSBC Bank plc	11/18/2020	119,965
USD	4,690,423	AUD	6,540,000	JPMorgan Chase Bank	11/25/2020	5,507
USD	9,680,897	CHF	8,790,000	HSBC Bank plc	12/11/2020	117,050

Total unrealized appreciation						1,138,519

EUR	1,410,000	USD	1,664,460	HSBC Bank plc	10/2/2020	(11,305)
EUR	590,000	USD	694,793	JPMorgan Chase Bank	10/2/2020	(3,048)
USD	8,679,050	EUR	7,705,000	Citibank NA	10/2/2020	(354,677)
BRL	49,780,000	USD	9,296,880	HSBC Bank plc**	10/9/2020	(434,972)
COP	7,100,000,000	USD	1,913,685	JPMorgan Chase Bank**	10/16/2020	(59,804)
IDR	88,660,000,000	USD	5,957,904	JPMorgan Chase Bank**	10/27/2020	(13,517)
USD	5,875,414	IDR	88,660,000,000	JPMorgan Chase Bank**	10/27/2020	(68,973)
USD	7,681,842	KRW	9,190,000,000	Citibank NA**	10/28/2020	(176,178)
RUB	485,000,000	USD	6,693,034	Citibank NA**	10/29/2020	(469,966)
NZD	7,210,000	USD	4,817,037	JPMorgan Chase Bank	11/4/2020	(47,348)
MXN	106,000,000	USD	4,822,522	JPMorgan Chase Bank	11/5/2020	(48,372)
USD	4,909,695	MXN	112,500,000	Citibank NA	11/5/2020	(157,209)
PEN	6,000,000	USD	1,710,328	HSBC Bank plc**	11/6/2020	(45,372)
USD	2,739,354	ZAR	48,400,000	HSBC Bank plc	11/13/2020	(135,541)
USD	1,734,222	ZAR	29,800,000	JPMorgan Chase Bank	11/13/2020	(35,858)
ZAR	32,100,000	USD	1,913,414	JPMorgan Chase Bank	11/13/2020	(6,717)
RUB	205,000,000	USD	2,711,105	Citibank NA**	11/17/2020	(85,894)
GBP	4,820,000	USD	6,350,427	HSBC Bank plc	11/20/2020	(129,409)
USD	1,917,513	GBP	1,500,000	HSBC Bank plc	11/20/2020	(18,489)
AUD	6,540,000	USD	4,807,554	HSBC Bank plc	11/25/2020	(122,638)
USD	4,725,258	AUD	6,680,000	HSBC Bank plc	11/25/2020	(59,946)
CLP	4,540,000,000	USD	5,928,828	HSBC Bank plc**	12/4/2020	(142,030)
USD	1,877,410	CLP	1,480,000,000	HSBC Bank plc**	12/4/2020	(9,035)
GBP	2,480,000	USD	3,298,884	Citibank NA	12/8/2020	(97,561)
EUR	3,920,000	USD	4,607,921	Citibank NA	1/12/2021	(332)
USD	4,375,085	EUR	3,730,000	Citibank NA	1/12/2021	(9,177)

Total unrealized depreciation						(2,743,368)

Net unrealized depreciation						(1,604,849)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$7,749,317	$—	$7,749,317
Collateralized Mortgage Obligation	—	2,193,986	—	2,193,986
Commercial Mortgage-Backed Securities	—	6,930,453	—	6,930,453
Corporate Bonds
Communication Services	—	5,014,940	—	5,014,940
Consumer Discretionary	—	5,509,339	—	5,509,339
Consumer Staples	—	4,399,768	—	4,399,768
Energy	—	12,553,860	—	12,553,860
Financials	—	28,243,221	—	28,243,221
Health Care	—	4,505,911	—	4,505,911
Industrials	—	13,265,713	—	13,265,713
Information Technology	—	13,527,791	—	13,527,791
Materials	—	7,946,014	—	7,946,014
Real Estate	—	2,209,135	—	2,209,135
Utilities	—	4,862,588	—	4,862,588
Foreign Government Securities	—	21,932,308	—	21,932,308
Forward Currency Contracts	—	1,138,519	—	1,138,519
Futures	80,034	—	—	80,034
Mortgage-Backed Securities	—	14,379,809	—	14,379,809
U.S. Treasury Obligations	—	24,021,076	—	24,021,076

Total Assets	$80,034	$180,383,748	$—	$180,463,782

Liabilities:
Forward Currency Contracts	—	(2,743,368)	—	(2,743,368)
Futures	(252,474)	—	—	(252,474)

Total Liabilities	$(252,474)	$(2,743,368)	$—	$(2,995,842)

Total	$(172,440)	$177,640,380	$—	$177,467,940

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,867,821
Aggregate gross unrealized depreciation	(3,739,049)

Net unrealized appreciation	$4,128,772

Federal income tax cost of investments in securities and derivative instruments, if applicable	$173,339,168

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (42.0%)
EQ/American Century Mid Cap Value Portfolio‡	59,293	$1,190,796
EQ/BlackRock Basic Value Equity Portfolio‡	46,220	920,802
EQ/Emerging Markets Equity PLUS Portfolio‡	155,638	1,465,027
EQ/Equity 500 Index Portfolio‡	142,667	7,667,031
EQ/International Equity Index Portfolio‡	306,641	2,708,351
EQ/Janus Enterprise Portfolio‡	57,014	1,235,057
EQ/MFS International Growth Portfolio‡	203,561	1,735,592
EQ/Small Company Index Portfolio‡	121,464	1,218,663
Multimanager Aggressive Equity Portfolio‡	9,948	817,070

Total Equity		18,958,389

Fixed Income (58.2%)
1290 VT High Yield Bond Portfolio‡	397,976	3,873,969
EQ/Core Bond Index Portfolio‡	934,765	9,983,553
EQ/Global Bond PLUS Portfolio‡	409,308	4,054,673
EQ/PIMCO Ultra Short Bond Portfolio‡	322,299	3,204,341
EQ/Quality Bond PLUS Portfolio‡	559,549	5,148,261

Total Fixed Income		26,264,797

Total Investments in Securities (100.2%) (Cost $36,576,795)		45,223,186
Other Assets Less Liabilities (-0.2%)		(112,089)

Net Assets (100%)		$45,111,097

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio(aa)	59,293	—	—	—	—	423,821	1,190,796	—	—
EQ/BlackRock Basic Value Equity Portfolio	46,220	1,208,512	102,697	(211,202)	395	(179,600)	920,802	—	—
EQ/Emerging Markets Equity PLUS Portfolio	155,638	1,672,498	273,255	(408,802)	848	(72,772)	1,465,027	—	—
EQ/Equity 500 Index Portfolio	142,667	8,938,305	1,379,297	(3,117,413)	1,080,915	(614,073)	7,667,031	—	—
EQ/International Equity Index Portfolio	306,641	3,869,843	265,301	(1,020,606)	(35,408)	(370,779)	2,708,351	—	—
EQ/Janus Enterprise Portfolio(ab)	57,014	—	—	—	—	381,511	1,235,057	—	—
EQ/MFS International Growth Portfolio	203,561	1,232,854	1,192,370	(939,003)	33,342	216,029	1,735,592	—	—
EQ/Small Company Index Portfolio	121,464	1,503,515	529,449	(782,060)	13,461	(45,702)	1,218,663	—	—
Multimanager Aggressive Equity Portfolio	9,948	705,929	42,790	(88,001)	2,548	153,804	817,070	—	—
Multimanager Mid Cap Growth Portfolio*(ab)	—	879,565	297,853	(67,672)	1,877	(258,077)	—	—	29,882
Multimanager Mid Cap Value Portfolio(aa)	—	994,841	360,888	(67,672)	(4,684)	(516,398)	—	8,210	4,706
Fixed Income
1290 VT High Yield Bond Portfolio	397,976	3,866,007	723,859	(765,206)	(12,742)	62,051	3,873,969	—	—
EQ/Core Bond Index Portfolio	934,765	10,345,113	2,158,110	(3,079,816)	62,285	497,861	9,983,553	—	—
EQ/Global Bond PLUS Portfolio	409,308	3,907,882	887,416	(967,806)	(13,823)	241,004	4,054,673	—	—
EQ/PIMCO Ultra Short Bond Portfolio	322,299	3,349,390	753,858	(922,206)	(11,866)	35,165	3,204,341	—	—
EQ/Quality Bond PLUS Portfolio	559,549	4,958,776	1,050,880	(1,154,607)	18,196	275,016	5,148,261	—	—

Total		47,433,030	10,018,023	(13,592,072)	1,135,344	228,861	45,223,186	8,210	34,588

*	Non-income producing.

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Value Portfolio for Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $1,142,831 (at a cost of $766,975), representing 94,283 shares of Multimanager Mid Cap Value Portfolio and 59,293 shares of EQ/American Century Mid Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Growth Portfolio for Class K shares of the EQ/Janus Enterprise Portfolio with a value of $1,210,347 (at a cost of $853,546), representing 108,396 shares of Multimanager Mid Cap Growth Portfolio and 57,014 shares of EQ/Janus Enterprise Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$45,223,186	$—	$45,223,186

Total Assets	$—	$45,223,186	$—	$45,223,186

Total Liabilities	$—	$—	$—	$—

Total	$—	$45,223,186	$—	$45,223,186

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,169,312
Aggregate gross unrealized depreciation	(549,382)

Net unrealized appreciation	$8,619,930

Federal income tax cost of investments in securities and derivative instruments, if applicable	$36,603,256

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (63.2%)
EQ/American Century Mid Cap Value Portfolio‡	235,755	$4,734,756
EQ/BlackRock Basic Value Equity Portfolio‡	182,729	3,640,382
EQ/Emerging Markets Equity PLUS Portfolio‡	937,844	8,827,984
EQ/Equity 500 Index Portfolio‡	852,727	45,826,234
EQ/International Equity Index Portfolio‡	2,025,484	17,889,729
EQ/Janus Enterprise Portfolio‡	191,825	4,155,383
EQ/MFS International Growth Portfolio‡	1,209,863	10,315,486
EQ/Small Company Index Portfolio‡	1,081,592	10,851,736
Multimanager Aggressive Equity Portfolio‡	38,438	3,156,961

Total Equity		109,398,651

Fixed Income (36.8%)
1290 VT High Yield Bond Portfolio‡	1,125,259	10,953,467
EQ/Core Bond Index Portfolio‡	2,137,646	22,830,653
EQ/Global Bond PLUS Portfolio‡	1,015,040	10,055,154
EQ/PIMCO Ultra Short Bond Portfolio‡	786,195	7,816,455
EQ/Quality Bond PLUS Portfolio‡	1,320,710	12,151,503

Total Fixed Income		63,807,232

Total Investments in Securities (100.0%) (Cost $133,839,934)		173,205,883
Other Assets Less Liabilities (0.0%)		(42,295)

Net Assets (100%)		$173,163,588

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio(aa)	235,755	—	—	—	—	930,351	4,734,756	—	—
EQ/BlackRock Basic Value Equity Portfolio	182,729	4,491,101	273,681	(449,719)	(563)	(674,118)	3,640,382	—	—
EQ/Emerging Markets Equity PLUS Portfolio	937,844	8,733,471	1,561,049	(1,161,876)	(7,522)	(297,138)	8,827,984	—	—
EQ/Equity 500 Index Portfolio	852,727	51,194,858	2,883,133	(10,477,472)	3,030,276	(804,561)	45,826,234	—	—
EQ/International Equity Index Portfolio	2,025,484	20,835,362	3,293,463	(4,460,908)	(20,308)	(1,757,880)	17,889,729	—	—
EQ/Janus Enterprise Portfolio(ab)	191,825	—	—	—	—	1,011,388	4,155,383	—	—
EQ/MFS International Growth Portfolio	1,209,863	9,685,697	1,715,153	(1,691,063)	41,270	564,429	10,315,486	—	—
EQ/Small Company Index Portfolio	1,081,592	12,011,484	2,544,168	(3,156,953)	13,320	(560,283)	10,851,736	—	—
Multimanager Aggressive Equity Portfolio	38,438	2,628,882	126,316	(207,563)	7,223	602,103	3,156,961	—	—
Multimanager Mid Cap Growth Portfolio*(ab)	—	2,001,772	1,632,796	(71,397)	122	(419,298)	—	—	100,538
Multimanager Mid Cap Value Portfolio(aa)	—	3,142,371	1,804,712	(42,838)	1,294	(1,101,134)	—	32,645	18,712
Fixed Income
1290 VT High Yield Bond Portfolio	1,125,259	10,258,823	2,009,206	(1,455,657)	(32,986)	174,081	10,953,467	—	—
EQ/Core Bond Index Portfolio	2,137,646	22,865,316	5,829,725	(7,098,876)	85,453	1,149,035	22,830,653	—	—
EQ/Global Bond PLUS Portfolio	1,015,040	9,012,140	2,676,048	(2,159,876)	(1,370)	528,212	10,055,154	—	—
EQ/PIMCO Ultra Short Bond Portfolio	786,195	7,601,323	2,131,048	(1,962,876)	(33,058)	80,018	7,816,455	—	—
EQ/Quality Bond PLUS Portfolio	1,320,710	10,842,924	3,082,362	(2,430,438)	29,021	627,634	12,151,503	—	—

Total		175,305,524	31,562,860	(36,827,512)	3,112,172	52,839	173,205,883	32,645	119,250

*	Non-income producing.

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Value Portfolio for Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $4,544,040 (at a cost of $3,804,405), representing 374,882 shares of Multimanager Mid Cap Value Portfolio and 235,755 shares of EQ/American Century Mid Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Growth Portfolio for Class K shares of the EQ/Janus Enterprise Portfolio with a value of $4,072,247 (at a cost of $3,143,995), representing 364,703 shares of Multimanager Mid Cap Growth Portfolio and 191,825 shares of EQ/Janus Enterprise Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$173,205,883	$—	$173,205,883

Total Assets	$—	$173,205,883	$—	$173,205,883

Total Liabilities	$—	$—	$—	$—

Total	$—	$173,205,883	$—	$173,205,883

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,226,701
Aggregate gross unrealized depreciation	(1,005,223)

Net unrealized appreciation	$39,221,478

Federal income tax cost of investments in securities and derivative instruments, if applicable	$133,984,405

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (78.1%)
EQ/American Century Mid Cap Value Portfolio‡	133,849	$2,688,143
EQ/BlackRock Basic Value Equity Portfolio‡	179,952	3,585,048
EQ/Emerging Markets Equity PLUS Portfolio‡	984,983	9,271,705
EQ/Equity 500 Index Portfolio‡	1,108,355	59,563,903
EQ/International Equity Index Portfolio‡	2,302,488	20,336,311
EQ/Janus Enterprise Portfolio‡	117,181	2,538,413
EQ/MFS International Growth Portfolio‡	1,447,430	12,341,028
EQ/Small Company Index Portfolio‡	1,605,956	16,112,732
Multimanager Aggressive Equity Portfolio‡	29,279	2,404,677

Total Equity		128,841,960

Fixed Income (22.1%)
1290 VT High Yield Bond Portfolio‡	681,778	6,636,548
EQ/Core Bond Index Portfolio‡	1,192,905	12,740,555
EQ/Global Bond PLUS Portfolio‡	586,629	5,811,244
EQ/PIMCO Ultra Short Bond Portfolio‡	437,210	4,346,801
EQ/Quality Bond PLUS Portfolio‡	761,947	7,010,472

Total Fixed Income		36,545,620

Total Investments in Securities (100.2%) (Cost $124,316,133)		165,387,580
Other Assets Less Liabilities (-0.2%)		(293,551)

Net Assets (100%)		$165,094,029

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio(aa)	133,849	—	—	—	—	413,970	2,688,143	—	—
EQ/BlackRock Basic Value Equity Portfolio	179,952	4,181,765	433,252	(405,150)	(3,114)	(621,705)	3,585,048	—	—
EQ/Emerging Markets Equity PLUS Portfolio	984,983	8,750,154	1,995,723	(1,237,082)	13,755	(250,845)	9,271,705	—	—
EQ/Equity 500 Index Portfolio	1,108,355	62,883,907	3,899,275	(9,966,353)	721,936	2,025,138	59,563,903	—	—
EQ/International Equity Index Portfolio	2,302,488	21,781,690	3,326,385	(2,863,026)	(844)	(1,907,894)	20,336,311	—	—
EQ/Janus Enterprise Portfolio(ab)	117,181	—	—	—	—	562,482	2,538,413	—	—
EQ/MFS International Growth Portfolio	1,447,430	11,498,893	1,594,036	(1,373,369)	10,306	611,162	12,341,028	—	—
EQ/Small Company Index Portfolio	1,605,956	14,294,140	3,428,070	(1,045,276)	(426)	(563,776)	16,112,732	—	—
Multimanager Aggressive Equity Portfolio	29,279	2,198,053	243,705	(477,897)	(2,770)	443,586	2,404,677	—	—
Multimanager Mid Cap Growth Portfolio*(ab)	—	1,521,656	777,510	(61,948)	(59)	(261,228)	—	—	61,416
Multimanager Mid Cap Value Portfolio(aa)	—	1,945,560	917,205	(30,974)	161	(557,779)	—	18,534	10,624
Fixed Income
1290 VT High Yield Bond Portfolio	681,778	5,895,341	1,379,097	(718,507)	(25,766)	106,383	6,636,548	—	—
EQ/Core Bond Index Portfolio	1,192,905	12,476,626	3,928,584	(4,315,623)	44,747	606,221	12,740,555	—	—
EQ/Global Bond PLUS Portfolio	586,629	4,959,247	1,789,940	(1,223,863)	(378)	286,298	5,811,244	—	—
EQ/PIMCO Ultra Short Bond Portfolio	437,210	4,060,466	1,377,018	(1,112,185)	(21,180)	42,682	4,346,801	—	—
EQ/Quality Bond PLUS Portfolio	761,947	6,108,720	1,864,096	(1,329,507)	19,186	347,977	7,010,472	—	—

Total		162,556,218	26,953,896	(26,160,760)	755,554	1,282,672	165,387,580	18,534	72,040

*	Non-income producing.

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Value Portfolio for Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $2,579,863 (at a cost of $2,274,173), representing 212,838 shares of Multimanager Mid Cap Value Portfolio and 133,849 shares of EQ/American Century Mid Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Growth Portfolio for Class K shares of the EQ/Janus Enterprise Portfolio with a value of $2,487,628 (at a cost of $1,975,931), representing 222,787 shares of Multimanager Mid Cap Growth Portfolio and 117,181 shares of EQ/Janus Enterprise Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$165,387,580	$—	$165,387,580

Total Assets	$—	$165,387,580	$—	$165,387,580

Total Liabilities	$—	$—	$—	$—

Total	$—	$165,387,580	$—	$165,387,580

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,986,367
Aggregate gross unrealized depreciation	(1,026,010)

Net unrealized appreciation	$40,960,357

Federal income tax cost of investments in securities and derivative instruments, if applicable	$124,427,223

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (87.9%)
EQ/American Century Mid Cap Value Portfolio‡	112,707	$2,263,528
EQ/BlackRock Basic Value Equity Portfolio‡	182,357	3,632,960
EQ/Emerging Markets Equity PLUS Portfolio‡	834,828	7,858,290
EQ/Equity 500 Index Portfolio‡	1,046,453	56,237,229
EQ/International Equity Index Portfolio‡	2,119,546	18,720,514
EQ/Janus Enterprise Portfolio‡	88,850	1,924,702
EQ/MFS International Growth Portfolio‡	1,324,039	11,288,975
EQ/Small Company Index Portfolio‡	1,405,241	14,098,941
Multimanager Aggressive Equity Portfolio‡	25,887	2,126,131

Total Equity		118,151,270

Fixed Income (12.1%)
1290 VT High Yield Bond Portfolio‡	357,412	3,479,109
EQ/Core Bond Index Portfolio‡	503,480	5,377,304
EQ/Global Bond PLUS Portfolio‡	239,729	2,374,795
EQ/PIMCO Ultra Short Bond Portfolio‡	189,586	1,884,886
EQ/Quality Bond PLUS Portfolio‡	338,148	3,111,210

Total Fixed Income		16,227,304

Total Investments in Securities (100.0%) (Cost $102,117,542)		134,378,574
Other Assets Less Liabilities (0.0%)		21,691

Net Assets (100%)		$134,400,265

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio(aa)	112,707	—	—	—	—	307,027	2,263,528	—	—
EQ/BlackRock Basic Value Equity Portfolio	182,357	4,070,401	379,528	(203,219)	(86)	(613,664)	3,632,960	—	—
EQ/Emerging Markets Equity PLUS Portfolio	834,828	7,579,970	1,085,806	(456,898)	483	(351,071)	7,858,290	—	—
EQ/Equity 500 Index Portfolio	1,046,453	56,363,686	3,572,035	(6,462,654)	41,607	2,722,555	56,237,229	—	—
EQ/International Equity Index Portfolio	2,119,546	19,389,266	2,049,514	(832,245)	(40)	(1,885,981)	18,720,514	—	—
EQ/Janus Enterprise Portfolio(ab)	88,850	—	—	—	—	365,516	1,924,702	—	—
EQ/MFS International Growth Portfolio	1,324,039	10,110,607	1,136,407	(457,531)	2,237	497,255	11,288,975	—	—
EQ/Small Company Index Portfolio	1,405,241	12,472,102	2,787,112	(540,776)	(195)	(619,302)	14,098,941	—	—
Multimanager Aggressive Equity Portfolio	25,887	1,915,359	267,903	(443,449)	(1,646)	387,964	2,126,131	—	—
Multimanager Mid Cap Growth Portfolio*(ab)	—	1,134,925	573,871	(12,640)	— #	(136,970)	—	—	46,567
Multimanager Mid Cap Value Portfolio(aa)	—	1,875,378	603,421	(8,427)	81	(513,952)	—	15,606	8,946
Fixed Income
1290 VT High Yield Bond Portfolio	357,412	3,050,749	605,927	(219,587)	(7,373)	49,393	3,479,109	—	—
EQ/Core Bond Index Portfolio	503,480	5,253,839	1,694,529	(1,843,219)	13,976	258,179	5,377,304	—	—
EQ/Global Bond PLUS Portfolio	239,729	1,902,333	803,952	(441,725)	197	110,038	2,374,795	—	—
EQ/PIMCO Ultra Short Bond Portfolio	189,586	1,679,227	611,276	(413,679)	(8,920)	16,982	1,884,886	—	—
EQ/Quality Bond PLUS Portfolio	338,148	2,568,153	865,927	(481,587)	5,792	152,925	3,111,210	—	—

Total		129,365,995	17,037,208	(12,817,636)	46,113	746,894	134,378,574	15,606	55,513

*	Non-income producing.

#	Amount represents less than $0.50.

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Value Portfolio for Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $2,172,352 (at a cost of $1,956,501), representing 179,218 shares of Multimanager Mid Cap Value Portfolio and 112,707 shares of EQ/American Century Mid Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Growth Portfolio for Class K shares of the EQ/Janus Enterprise Portfolio with a value of $1,886,195 (at a cost of $1,559,186), representing 168,924 shares of Multimanager Mid Cap Growth Portfolio and 88,850 shares of EQ/Janus Enterprise Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$134,378,574	$—	$134,378,574

Total Assets	$—	$134,378,574	$—	$134,378,574

Total Liabilities	$—	$—	$—	$—

Total	$—	$134,378,574	$—	$134,378,574

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,249,450
Aggregate gross unrealized depreciation	(1,021,235)

Net unrealized appreciation	$32,228,215

Federal income tax cost of investments in securities and derivative instruments, if applicable	$102,150,359

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
Equity (98.3%)
EQ/American Century Mid Cap Value Portfolio‡	13,827	$277,684
EQ/BlackRock Basic Value Equity Portfolio‡	84,526	1,683,957
EQ/Emerging Markets Equity PLUS Portfolio‡	254,471	2,395,355
EQ/Equity 500 Index Portfolio‡	323,112	17,364,328
EQ/International Equity Index Portfolio‡	641,255	5,663,770
EQ/Janus Enterprise Portfolio‡	7,631	165,310
EQ/MFS International Growth Portfolio‡	523,352	4,462,182
EQ/Small Company Index Portfolio‡	524,199	5,259,342
Multimanager Aggressive Equity Portfolio‡	16,292	1,338,084

Total Equity		38,610,012

Fixed Income (1.7%)
1290 VT High Yield Bond Portfolio‡	21,994	214,097
EQ/Core Bond Index Portfolio‡	42,199	450,700

Total Fixed Income		664,797

Total Investments in Securities (100.0%) (Cost $35,269,442)		39,274,809
Other Assets Less Liabilities (0.0%)		(15,997)

Net Assets (100%)		$39,258,812

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio(aa)	13,827	—	—	—	—	(54,508)	277,684	—	—
EQ/BlackRock Basic Value Equity Portfolio	84,526	1,524,604	453,190	(59,716)	(324)	(233,797)	1,683,957	—	—
EQ/Emerging Markets Equity PLUS Portfolio	254,471	1,979,169	615,587	(120,573)	38	(78,866)	2,395,355	—	—
EQ/Equity 500 Index Portfolio	323,112	14,362,891	3,584,312	(1,477,298)	1,058	893,365	17,364,328	—	—
EQ/International Equity Index Portfolio	641,255	4,791,379	1,509,568	(179,148)	(729)	(457,300)	5,663,770	—	—
EQ/Janus Enterprise Portfolio(ab)	7,631	—	—	—	—	15,672	165,310	—	—
EQ/MFS International Growth Portfolio	523,352	3,546,954	823,979	(108,574)	(47)	199,870	4,462,182	—	—
EQ/Small Company Index Portfolio	524,199	3,701,105	1,784,195	(145,612)	(1,170)	(79,176)	5,259,342	—	—
Multimanager Aggressive Equity Portfolio	16,292	1,089,031	329,591	(303,430)	88	222,804	1,338,084	—	—
Multimanager Mid Cap Growth Portfolio*(ab)	—	130,603	26,517	(2,450)	(3)	(5,029)	—	—	4,000
Multimanager Mid Cap Value Portfolio(aa)	—	320,781	14,271	(1,226)	(13)	(1,621)	—	1,914	1,097
Fixed Income
1290 VT High Yield Bond Portfolio	21,994	—	205,000	—	—	9,097	214,097	—	—
EQ/Core Bond Index Portfolio	42,199	221,114	265,598	(52,714)	— #	16,702	450,700	—	—

Total		31,667,631	9,611,808	(2,450,741)	(1,102)	447,213	39,274,809	1,914	5,097

*	Non-income producing.

#	Amount represents less than $0.50.

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Value Portfolio for Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $266,499 (at a cost of $332,192), representing 21,987 shares of Multimanager Mid Cap Value Portfolio and 13,827 shares of EQ/American Century Mid Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged its Class K shares in Multimanager Mid Cap Growth Portfolio for Class K shares of the EQ/Janus Enterprise Portfolio with a value of $162,003 (at a cost of $149,638), representing 14,510 shares of Multimanager Mid Cap Growth Portfolio and 7,631 shares of EQ/Janus Enterprise Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$39,274,809	$—	$39,274,809

Total Assets	$—	$39,274,809	$—	$39,274,809

Total Liabilities	$—	$—	$—	$—

Total	$—	$39,274,809	$—	$39,274,809

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,658,753
Aggregate gross unrealized depreciation	(717,187)

Net unrealized appreciation	$3,941,566

Federal income tax cost of investments in securities and derivative instruments, if applicable	$35,333,243

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for each Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) of the EQ Premier VIP Trust (the “Trust”). The Board has delegated the responsibility of calculating the net asset value (“NAV”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management Group, LLC (“EIM” or the “Administrator”) (formerly, AXA Equitable Funds Management Group, LLC), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (formerly, AXA Equitable Life Insurance Company). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2020 is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At September 30, 2020, none of the Portfolios applied these procedures.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.